As filed with the Securities and Exchange Commission on August 11, 2011

Investment Company Act File No. 811-__________

1933 Act File No. 33-__________

===============================================================
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
________________
(Check Appropriate Box or Boxes)

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. __
[ ] Post-Effective Amendment No. __

and/or
FSI Low Beta Absolute Return Fund, TEI
(Exact name of Registrant as specified in Charter)

[address 1]
[address 2]
________________________________

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (xxx) xxx-xxxx
________________

(Name and address of agent for service)

Gary W. Gould, Chief Executive Officer

FSI Low Beta Absolute Return Fund, TEI

3205 South Boston, Suite 1130, Tulsa, OK 74103

COPIES TO: Scot E. Draeger, Esq.
Bernstein Shur, Sawyer & Nelson
100 Middle Street
Portland, ME 04104-5029

207-774-1200

It is proposed that this filing will become effective:

[X] When declared effective pursuant to Section 8(c) under the Securities Act of 1933.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of	Amount Being	Proposed	Proposed	Amount of
Securities	Registered (1)	Maximum	Maximum	Registration
Being		Offering Price	Aggregate	Fees (1)
Registered		Per Unit	Offering Price
Units of Fund	10,000	$100	$1,000,000	$
Interest par
value $0.001

(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further Amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

FSI LOW BETA ABSOLUTE RETURN FUND, TEI

Managed by Financial Solutions, Inc.
(the “Adviser”)

PROSPECTUS

The Units are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Fund’s knowledge, is there, or is there expected to be, any secondary trading market in the Units.

[date], 2011

	Registrant’s Price to Public (1)	Registrant’s Sales Load	Proceeds to Registrant
Per Unit	Current NAV	None	Amount invested at
current NAV
Total		None
(1)	Issued at current net asset value (“NAV”), which varies.

This Prospectus sets forth concisely the information that a prospective investor should know before investing in FSI Low Beta Absolute Return Fund, TEI (the “Fund”).  The Fund’s investment objective is to seek attractive risk adjusted rate of returns, “Alpha,” with a risk profile and volatility that is similar to that of the Barclay’s Aggregate Bond Index. There can be no assurance that the Fund will achieve its investment objective.  Please read and retain this Prospectus for future reference. A Statement of Additional Information (“SAI”) regarding the Fund, dated [date], 2011 has been filed with the Securities and Exchange Commission (the “SEC”). You may obtain free copies, request other information about the Fund and make other inquiries by calling the Fund at (     ) ______________.

These materials are also available without charge by visiting the Fund’s website (http://www.             .com) or by writing to the Fund at [address]. A table of contents to the SAI is located on the back cover of this Prospectus. This Prospectus incorporates by reference the entire SAI (together with any supplement to it). The SAI and other related materials are available at the SEC’s website (http://www.sec.gov).

In making an investment decision, a prospective investor must rely upon his, her or its own examination of the Fund and the terms of the offering, including the merits and risks involved in an investment in the Fund’s units described in this Prospectus.

The Fund’s units are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund’s Agreement and Declaration of Trust (“Declaration of Trust”), the Securities Act of 1933, as amended, and applicable state securities laws, pursuant to registration or exemption from these provisions. To provide a limited degree of liquidity to unitholders, the Fund may from time to time offer to repurchase units pursuant to written tenders by unitholders. Repurchases will be made at such times, in such amounts, and on such terms as may be determined by the Fund’s Board of Trustees, in its sole discretion. However, unitholders do not have the right to require the Fund to redeem any or all of their units in the Fund.

Although these securities have been registered with the SEC, the SEC has not approved or disapproved any units offered in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TO ALL PROSPECTIVE INVESTORS

No person has been authorized to make any representations concerning the Fund that are inconsistent with those contained in this Prospectus. Prospective investors should not rely on any information not contained in this Prospectus, the SAI or the accompanying exhibits. This Prospectus is intended solely for the use of the person to whom it has been delivered for the purpose of evaluating a possible investment by the recipient in the units of the Fund and is not to be reproduced or distributed to any other persons (other than professional advisers of the prospective investors receiving this document). Prospective investors should not construe the contents of this Prospectus as legal, tax or financial advice. Each prospective investor should consult his, her or its own professional advisers as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK. IT IS POSSIBLE THAT AN INVESTOR MAY LOSE SOME OR ALL OF ITS INVESTMENT AND THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. BEFORE MAKING AN INVESTMENT DECISION, A PROSPECTIVE INVESTOR AND/OR A PROSPECTIVE INVESTOR’S ADVISER SHOULD (I) CONSIDER THE SUITABILITY OF THIS INVESTMENT WITH RESPECT TO THE PROSPECTIVE INVESTOR’S INVESTMENT OBJECTIVES AND PERSONAL SITUATION AND (II) CONSIDER FACTORS SUCH AS THE PROSPECTIVE INVESTOR’S PERSONAL NET WORTH, INCOME, AGE, RISK TOLERANCE AND LIQUIDITY NEEDS. SHORT-TERM PROSPECTIVE INVESTORS, PROSPECTIVE INVESTORS WITH LIQUIDITY NEEDS AND PROSPECTIVE INVESTORS WHO CANNOT BEAR THE LOSS OF SOME OR ALL OF THEIR INVESTMENT OR THE RISKS ASSOCIATED WITH THE LIMITED LIQUIDITY OF AN INVESTMENT IN THE FUND SHOULD NOT INVEST IN THE FUND.

Fund units are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained in this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of its units in any state or other jurisdiction where the offer is not permitted. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus. The Fund is required to supplement this Prospectus to disclose any material changes in the information provided herein.

FOR A DISCUSSION OF CERTAIN RISK FACTORS AND SPECIAL CONSIDERATIONS WITH RESPECT TO OWNING FUND UNITS, SEE “CERTAIN RISK FACTORS” BEGINNING ON PAGE 23 OF THIS PROSPECTUS.

FSI Low Beta Absolute Return Fund, TEI

Prospectus, [date], 2011

TABLE OF CONTENTS

Contents

   Page

PROSPECTUS SUMMARY

7

FUND EXPENSES

18

THE FUND

20

INVESTMENT INFORMATION

20

CERTAIN RISK FACTORS

24

USE OF PROCEEDS

43

MANAGEMENT

44

NET ASSET VALUE

45

CAPITAL ACCOUNTS AND ALLOCATIONS

48

CERTAIN TAX CONSIDERATIONS

50

ERISA CONSIDERATIONS

52

ORGANIZATION AND DESCRIPTION OF UNITS

54

REPURCHASES AND TRANSFERS OF UNITS

57

MAILINGS TO UNITHOLDERS

66

NOTICE OF PRIVACY POLICY & PRACTICES

66

COLLECTION OF CUSTOMER INFORMATION

66

DISCLOSURE OF CUSTOMER INFORMATION

66

SECURITY OF CUSTOMER INFORMATION

67

Not FDIC Insured
May Lose Value
No Bank Guarantee

PROSPECTUS SUMMARY

This is only a summary. You should review the more detailed information contained in this Prospectus and in the SAI. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

The Fund

This Prospectus applies to the offering of the FSI Low Beta Absolute Return Fund, TEI.

The Fund will offer and sell shares of beneficial interest (the “Units”) in larger minimum denominations (compared to open-end mutual funds) to Eligible Investors, as defined below. Unlike many private investment funds, however, the Fund is able to offer Units without limiting the number of unitholders who may participate in its investment program.

Eligible Investors who purchase Units of the Fund and other persons who acquire Units and are approved by the Board of Trustees (the “Board”), in the Board’s discretion, will become unitholders of the Fund (the “Unitholders”).

The Fund is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust. The Fund does not intend to list its Units on any national securities exchange. Units of the Fund have no history of public trading and there is not expected to be any secondary trading market in the Units. An investment in the Units should be considered illiquid. See “Risk Factors” below.

Units of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves certain risks. See “Risk Factors” below.

Investment Objective

The Fund’s investment objective is to seek attractive risk adjusted rate of returns, “Alpha,” with a risk profile and volatility that is similar to that of the Barclay’s Aggregate Bond Index. There can be no assurance that the Fund will achieve its investment objective.

Investment Policies

The Fund intends to achieve its goal principally through implementation of a Portable Alpha strategy, an investment process which separates the markets return “Beta” from the active manager impact “Alpha”, by (1) creating a synthetic fixed income index (the “Beta Exposure”) by buying U.S. Treasury futures, Barclay’s Aggregate Bond Index futures and, where futures are not available to create a desired segment of the synthetic fixed income index, entering into cash settled derivatives contracts, in an aggregate face amount, or notional value, of the aggregate investment in the Fund, (2) maintaining a portion of the Fund’s total assets in high qualify fixed-income securities, money market instruments, repurchase agreements and money market mutual funds, or hold cash or cash equivalents in such amounts as are deemed necessary to act as a buffer to provide liquidity for the periodic settlement of the fluctuation of the Beta Exposure, which is marked to market and therefore may provide additional cash for the Fund or may require additional cash investment by the Fund (the Buffer Account”) and (3) creating Alpha, i.e., return separate from that realized from the Beta Exposure, (the “Alpha Engine”) by directly and indirectly allocating assets to various investment managers (“Sub-Managers”) that pursue a variety of alternative investment strategies through various pooled investment vehicles.

The Fund will typically invest in pooled investment vehicles (the “Funds of Hedge Funds”) that are managed by other investment managers that act as “managers of managers” (“Managers”) and generally employ a diversified multi-strategy approach. The Funds of Hedge Funds will allocate assets to Sub-Managers through their investment in the Sub-Manager’s hedge funds (the “Sub Funds”). However, the Fund may also allocate assets directly to Sub-Managers by investing directly in hedge funds with a focused investment approach (“Direct Funds” and, together the “Funds of Hedge Funds”, the “Underlying Funds”).

The Adviser employs a disciplined and structured approach in the formulation of its investment programs and the management of the assets it oversees. In connection with the investments in Underlying Funds, the Adviser’s research effort is deliberately interactive and is based upon frequent and direct conversations with each Manager and Sub-Manager. The Adviser’s management philosophy necessitates well-rounded, thorough and in-depth knowledge of each Underlying Fund, and the relevant Sub-Manager’s investment approach and of the market environment. With a clear perspective and understanding of their historical allocations, the Adviser also continuously monitors the investment climate, and implements allocations most likely to succeed within reasonable risk tolerances to determine if strategic adjustments in the portfolio are necessary.

The Adviser analyzes and evaluates Sub-Managers, their investment process, investment performance records and risk control methodologies, to develop a quantitative and qualitative understanding of how these managers are likely to manage their respective funds under varying market environments.

Underlying Funds are selected on the basis of professional experience, investment management philosophy, diversification, risk/return profile, correlation with traditional asset classes and liquidity.

Ongoing due diligence includes monthly risk analysis and investment valuations and, as needed, direct contact with managers of Underlying Funds and Sub-Funds. For a complete description of the qualifications reviewed by the Adviser, see “Investment Program.”

The Adviser has extensive experience and expertise with alternative investment strategies, use of U.S. Treasury futures and derivatives contracts and has evaluated and maintains a constant due diligence database on numerous funds representing many categories of alternative investments.

Investment Program

To achieve the Fund’s investment objective to seek Alpha with the risk profile and volatility similar to that of the Beta Exposure, the Fund will generally allocate assets across the Beta Exposure, Buffer Account and Alpha Engine. While the exact allocations among these three can vary over time depending on market conditions the guidelines for each are as follows.

The Fund will generally invest 3% to 6% of its assets in the Beta Exposure.  The Beta exposure will be maintained synthetically by owning US Treasury Futures, Barclay’s Aggregate Bond Index Futures and/or derivatives contracts to create and maintain synthetic fixed income index exposure. By owning these securities we are able to replicate the return of these various securities without actually owning the named securities outright. In order to purchase these positions we must maintain cash or cash equivalents equal to the maintenance margin. We will also maintain a Buffer account to settle the daily fluctuation in the price of the Beta Exposure account.

The Fund will generally invest 3% to 17% in the Buffer Account which will consist of high quality fixed-income securities, money market instruments, repurchase agreements and money market mutual funds, or hold cash or cash equivalents in such amounts as are deemed necessary to provide liquidity for the periodic settlement of the fluctuation of the Beta Exposure, which is marked to market and therefore may provide additional cash for the Fund or may require additional cash investment by the Fund.

The Fund will invest the balance of its assets (80% to 94%) in the Alpha Engine. The Alpha Engine will be made up of the Underlying Funds (including primarily unregistered investment funds, as well as registered investment companies to the extent permitted under Section 12(d) of the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations thereunder).  With certain exceptions, such provisions generally permit the Fund to invest up to 3% of the shares of another investment company. The Fund may invest in assets in accordance to Section 12(d)(1)(f) of the 1940 Act and may exceed 5% of total assets in another investment company or 10% of total assets invested among multiple investment companies. The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.  The Underlying Funds will generally consist of two or more Funds of Hedge Funds supplemented by Direct Funds as deemed appropriate by the Adviser. The result is a portfolio of Underlying Funds that employ a variety of alternative investment strategies. These investment strategies have the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as “alternative investment strategies” in contrast to the investment programs of “traditional” registered investment companies, such as mutual funds.

In building the Alpha Engine, the Adviser looks to build a portfolio of Underlying Funds focusing on multiple sectors and strategies to generate positive absolute returns over a variety of market cycles that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks, such as the S&P 500. Additionally, many of these Underlying Funds have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices.

The Alpha Engine will generally consist solely of investments in Underlying Funds but may, pending such investments, or to maintain the liquidity necessary to meet repurchase requests or for operational needs, hold cash or cash equivalents or invest temporarily in high-quality fixed income securities, money market instruments, money market funds and repurchase agreements. In addition, the Fund may make temporary investments and hold cash or cash equivalents in anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows.  The Fund may be unable to achieve its investment objective during the employment of such temporary investments and could result in lost investment opportunities.

The Adviser will allocate the Fund’s assets among the Underlying Funds that, in its view, represent attractive investment opportunities. Allocation will depend on the Adviser’s assessment of the likely returns of various investment strategies that the Underlying Funds utilize and the likely correlation among the investment strategies under consideration. Generally, the Underlying Funds’ investment methods may include, but are not limited to, convertible arbitrage, fixed income arbitrage, hedged equity, long/short equity, managed futures and event-driven and global macro investing.

Convertible Arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  The average grade of bond in a convertible arbitrage portfolio is typically below investment grade. Generally, the default risk of the company is hedged by shorting the underlying common stock.

Fixed Income Arbitrage involves purchasing government, corporate mortgage or bank debt securities and selling “short” government, corporate, mortgage or bank debt securities in anticipation of profiting from a relative mispricing between them.

Long/short or hedged equity strategies invest in securities believed to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk.  The Fund may also use derivatives, including options, financial futures and options on futures.  Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Event Driven strategies are investments which are positioned to benefit from a Corporate event or events the investment advisor anticipates will occur within the managers investment holding period.

Managed Futures are the systematic or discretionary trading of futures contracts by Commodity Trading Advisors (CTA’s) who trade in futures and options markets, as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, corn, coffee, sugar and heating oil, as well as financial assets such as government bonds, equity market indices and currencies.

Global Macro strategies are based on macro-economic views of the investment manager. The investment views are the basis for making investment decisions in asset classes such as equities, fixed income and currencies. The positions could be held as long investment positions or short positions. The manager is not limited to any particular country when making their investment decisions.

For purposes of the Fund’s investment restrictions and its investment limitations under the 1940 Act, the Fund will not “look through” to the underlying investments of any Underlying Fund in which the Fund invests, since such Underlying Funds are generally not registered under the 1940 Act and are not subject to the Fund’s investment limitations or the other investment limitations under the 1940 Act, unless otherwise required by the 1940 Act.

As a closed-end investment company registered with the SEC, the Trust is subject to the federal securities laws, including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the Trust must “set aside (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the Trust must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Trust is permitted to set aside liquid assets in an amount equal to the Trust’s daily marked-to-market (net) obligations, if any (i.e., the Trust’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settle forward and futures contracts, the Trust will have the ability to employ leverage to a greater extent than if the Trust were required to segregated assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See “Rick Factors. “ The Trust reserve the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Fund and the Underlying Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and therefore is not subject to registration or regulation as a commodity pool under the Commodity Exchange Act.

Investment Adviser

The Board of Trustees has overall management responsibility for the Fund. See “Management” in the SAI for the names of and other information about the Trustees and officers of the Fund.

Financial Solutions, Inc., 3205 South Boston, Suite 1130, Tulsa, OK 74103, serves as the investment adviser to the Fund.

Fees and Expenses

The Adviser provides portfolio management services to the Fund for a monthly management fee, computed and accrued daily, charged to the Fund at the annual rate of 0.75%.

The Adviser has contractually agreed to waive management fees so that the Fund’s ordinary annual operating expenses (exclusive of brokerage commissions, taxes, acquired fund expenses and extraordinary expenses, if any) will not exceed 1.25% of the average daily net assets of the Fund.

The Adviser provides office space and executive and other personnel to the Fund. The Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

Portfolio Manager

The Fund’s portfolio is managed by Gary W. Gould. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities issued by the Fund.

Administrator

____________ (the “Administrator”) provides administration services to the Fund for a monthly administration fee of [    ].

Accounting Services Agent

____________ provides accounting services to the Fund pursuant to an accounting services agreement.

Distributor

The Fund’s Units are offered for sale through ____________ (the “Distributor”), [address].

Transfer Agent

____________ is the agent of the Fund for the transfer of Units, disbursement of dividends, and maintenance of Unitholder accounting records (“Transfer Agent”).

Custodian

____________, is the custodian of the Fund. The Custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities and other investments bought and sold by the Fund.

Investor Eligibility

Each investor will be required to represent that he, she or it is acquiring Units directly or indirectly for the account of an Eligible Investor, which includes U.S. persons that are generally exempt from taxation in the United States, including 401(k) plans and IRAs, who meet one of the following tests:

•

Any natural person who had an individual income in excess of $200,000 in each of the two most recent years or joint income with that person’s spouse in excess of $300,000 in each of those years and who has a reasonable expectation of reaching the same income level in the current year;

•

Any natural person who has a net worth or joint net worth with that person’s spouse, at the time of purchase that exceeds $1,000,000 (“net worth” for this purpose means total assets in excess of total liabilities);

•

Any employee benefit plan within the meaning of the Employee Retirement Income Security Act of 1974 if the investment decision is made by a plan fiduciary, as defined in section 3(21) of such act, which is either a bank, savings and loan association, insurance company, or registered investment adviser, or if the employee benefit plan has total assets in excess of $5,000,000 or, if a self-directed plan, with investment decisions made solely by persons that are accredited investors;

•

A trust (i) with total assets in excess of $5,000,000, (ii) that was not formed for the purpose of investing in the Fund and (iii) of which the person responsible for directing the investment of assets in the Fund has such knowledge and experience in financial and business matters that he or she is capable of evaluating the merits and risks of the prospective investment;

•

A Manager or executive officer of the Fund;

•

An entity with total assets in excess of $5,000,000 that was not formed for the purpose of investing in the Fund and that is one of the following: (i) a corporation; (ii) a partnership; (iii) a limited liability company; or (iv) a Delaware or similar statutory trust;

•

An entity licensed, or subject to supervision, by U.S. federal or state examining authorities as a “bank,” or “savings and loan association,” (within the meaning of Regulation D under the Securities Act of 1933 (the “1933 Act”) or an account for which a bank or savings and loan association is subscribing in a fiduciary capacity;

•

A broker or dealer registered with the SEC under the Securities Exchange Act of 1934, as amended;

•

An investment company registered under the 1940 Act;

•

An entity that has elected to be treated or qualifies as a “business development company” within the meaning of Section 2(a)(48) of the 1940 Act or Section 202(a)(22) of the Advisers Act;

•

An insurance company as defined in Section 2(a)(13) of the 1933 Act;

•

Any plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, if such plan has total assets in excess of $5,000,000;

•

Any private business development company as defined in section 202(a)(22) of the Investment Advisers Act of 1940;

•

A Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958, as amended; or

•

An entity in which all of the equity owners meet one or more of the qualifications set forth above.

After an initial purchase, existing Unitholders subscribing for additional Units will be required to verify their status as Eligible Investors at the time of each additional subscription. The qualifications required to invest in the Fund will appear in an application form that must be completed by each prospective Unitholder.

The Offering

The Fund is offering Units through the Distributor and through broker-dealers that have entered into selling agreements with the Distributor. Units are offered and may be purchased on a monthly basis or at such other times as may be determined by the Board. The Board may discontinue accepting subscriptions at any time.

Units will be sold at the then-current net asset value per Unit as of the date on which the subscription is accepted. The minimum initial investment in the Fund by any Eligible Investor is $50,000 and the minimum additional investment in the Fund by a Unitholder is $50. The Fund may accept investments for lesser amounts under certain circumstances, including where a Unitholder has significant assets under the management of the Adviser or an affiliate and other special circumstances that may arise. Certain selling broker-dealers and financial advisers may impose higher minimums.

Borrowing and Use of Leverage

To the extent permitted by the 1940 Act, the Fund may borrow for investment purposes, to facilitate purchases and redemptions, or for various cash management purposes.  In addition, the Direct Funds and Sub-Funds, and to a lesser extent the Hedge Fund of Funds, may borrow and may use significant leverage by purchasing instruments with the use of borrowed funds, selling securities short, trading options or futures contracts, using total return swaps or repurchase agreements and/or other means, which would increase any losses incurred.  The more leverage that is employed, the more likely a substantial change will occur, either up or down, in the value of the instrument. The use of leverage may also increase the volatility of performance.

Closed-End Fund Structure: Limited Liquidity and Transfer Restriction

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that closed-end fund shareholders do not have the right to redeem their shares on a daily basis. In order to meet daily redemption requests, mutual funds are subject to more stringent regulatory limitations than closed-end funds. In particular, a mutual fund generally may not invest more than 15% of its assets in illiquid securities. However, hedge fund investments are often illiquid. For this reason, the Fund is organized as closed-end fund.

The Fund will not list the Units on any securities exchange and it is not expected that any secondary market will develop for the Units. Unitholders are not able to redeem their Units on a daily basis because the Fund is a closed-end fund. In addition, Units are subject to significant transfer restrictions and may only be transferred by operation of law pursuant to death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Unitholder, or under certain limited circumstances set out in the Declaration of Trust with the written consent of the Fund’s Board, which may be withheld for any reason in the Board’s sole and absolute discretion.

Unitholders should not expect that they will be able to transfer Units. Units currently may not be exchanged for Units of any other fund. As described below, however, in order to provide a limited degree of liquidity, the Fund may conduct written tender offers for its outstanding Units. An investment in the Fund is suitable only for Unitholders who can bear the risks associated with the limited liquidity of the Units. Purchases of Units should be viewed as long-term investments.

Tender Offers and Other Repurchase of Units by the Fund

Because the Fund is a closed-end fund, Unitholders do not have the right to require the Fund to redeem any or all of their Units. To provide a limited degree of liquidity to Unitholders, the Fund may from time to time offer to repurchase Units pursuant to written tender offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board of the Fund, in its sole discretion pursuant to tender offers. In determining whether the Fund should offer to repurchase Units, the Board will consider a variety of operational, business and economic factors. The Board currently expects that the Fund will ordinarily offer to repurchase Units from Unitholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a business day, on the last business day of such calendar quarter).

Any Unitholder tendering Units for repurchase less than one year following the date of the initial purchase of the particular Units being tendered will be subject to a repurchase fee of 2.00% (as a percentage of repurchase proceeds) which will be netted against the repurchase proceeds and remain in the Fund.

The Fund’s assets consist primarily of interests in the Underlying Funds and the Beta Exposure. Therefore, in order to finance the repurchase of Units pursuant to the tender offers, the Fund may find it necessary to liquidate all or a portion of its interest in an Underlying Fund and to adjust the Beta Exposure. Because interests in an Underlying Funds are generally not transferable, the Fund may withdraw a portion of its interest in an Underlying Fund only pursuant to the redemption terms of that Underlying Fund which may include a redemption gate. To the extent that redemptions from an Underlying Fund exceed a gate, the amount of the Underlying Funds interests which the Fund may tender for repurchase will be reduced on a pro rata basis with other investors in the Underlying Fund and the Fund’s offer to repurchase its interests will be correspondingly reduced. The Fund will not conduct a tender offer for Units unless an Underlying Fund in which it invests simultaneously permits redemption of the Fund’s interests. The Fund cannot make a tender offer larger than the sum of the amount available for redemption from the Underlying Funds in which it holds an interest.

Subject to applicable law, the Fund has the right to repurchase Units of Unitholders if the Board determines that the repurchase is in the best interest of the Fund or upon the occurrence of certain events specified in the Fund’s Declaration of Trust, including, but not limited to, Unitholders’ attempted transfers in violation of the transfer restrictions described above.

Distribution Policy

The Fund does not presently intend to make periodic distributions of its net income or gains, if any, to Unitholders. The amount and times of distributions, if any, will be determined in the sole discretion of the Board. Whether or not distributions are made, Unitholders will be required each year to pay any applicable taxes.

Allocation of Profit and Loss

Under the Declaration of Trust, the Fund’s net capital appreciation or net capital depreciation for each accounting period of the Fund is allocated among the Unitholders and to their capital accounts without regard to the amount of income or loss recognized by the Fund for U.S. federal income tax purposes. The Declaration of Trust provides that items of income, deduction, gain, loss or credit recognized by the Fund for each fiscal year generally are to be allocated for income tax purposes among the Unitholders pursuant to the Internal Revenue Code of 1986, as amended (the “Code”), based upon amounts of the Fund’s net capital appreciation or net capital depreciation allocated to each Unitholder’s capital account for the current and prior fiscal years.

Under the Declaration of Trust, the Fund has the discretion to allocate specially an amount of the Fund’s capital gain (including short-term capital gain) or capital loss for U.S. federal income tax purposes to a withdrawing Unitholder to the extent that the Unitholder’s capital account exceeds or is less than, as the case may be, his, her or its U.S. federal income tax basis in his, her or its Units, or such Unitholder’s U.S. federal income tax basis exceeds his, her or its capital account. No assurance can be given that, if the Fund makes such a special allocation, the IRS will accept the allocation. If the allocation is successfully challenged by the IRS, the Fund’s tax items allocable to the remaining Unitholders would be affected.

Provision of Tax Information to Unitholders

The Fund will furnish to Unitholders, as soon as practicable after the end of each taxable year, such information as is necessary for them to complete federal and state tax returns or information returns along with any tax information required by law. However, the Fund may not receive tax information from Underlying Funds in a timely manner sufficient to enable the Fund invested in the Underlying Fund to provide tax information to Unitholders necessary for them to file their returns without filing an extension with the Internal Revenue Service (or state agencies). Accordingly, it is expected that any such Unitholders will be required to obtain extensions of time to file their tax returns. The Fund sends Unitholders a semi-annual report and an audited annual report within 60 days after the close of the period for which the report is being made, or as required by the 1940 Act.

Taxation

The Fund intends to operate as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. The Fund should not be subject to U.S. federal income tax, and each Unitholder is required to report on his, her or its own annual tax return the Unitholder’s distributive share of the Unitholder’s taxable income or loss. If the Fund were determined to be an association or a publicly traded partnership taxable as a corporation, the taxable income of the Fund would be subject to corporate income tax, and any distributions of profits from the Fund would be taxed to the Unitholder as a dividend.

Fiscal Year

The fiscal year of the Fund shall end on October 31, with the taxable year ending on December 31.

Principal Risks

Investment in the Fund involves a significant degree of risk, and no guarantee or representation is or can be made that the Fund will achieve its investment objective. Many of these risks also apply to the Underlying Funds.

In considering an investment in the Fund, prospective investors should consult their independent financial, tax and legal advisors, and should be aware of certain considerations and risk factors, which include, but are not limited to, the following: market risk, strategy risk, manager risk and fund structure risk, all as more fully described below under “Risk Factors.”

The personnel of the Adviser and its affiliates provide advisory services to various other investors, which utilize an investment program that is substantially similar to that of the Fund. Conflicts of interest may arise for the Adviser in connection with certain transactions involving investments by the Fund in Underlying Funds, and investments by other investors advised by the Adviser, or sponsored or managed by the Adviser, in the same Underlying Funds. The Advisor intends to act in a fair and reasonable manner all of these transactions.

FUND EXPENSES

The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.

Unitholder Transaction Expenses
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Repurchase Fee	2.00% (1)
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses (2)	0.65%
Acquired Fund Fees and Expenses(3)	1.08%
Total Annual Fund Operating Expenses (4)	1.40%
Expense Reimbursement	0.15%
Net Expenses(4)	1.25%

(1)	Although you pay no sales charge, if you purchase Units and then tender for repurchase those Units within one year, you will pay a repurchase fee of 2.00% of the amount repurchased.
(2)	Other expenses are based on estimated amounts for the current fiscal year.
(3)

Unitholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Underlying Funds. The “Acquired Fund Fees and Expenses” disclosed above are based on historic earnings of the Underlying Funds, which may (and which should be expected to) change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. In addition, the Underlying Funds held by the Fund will also change, further impacting the calculation of the Acquired Fund Fees and Expenses. Generally, fees payable to Managers of the Underlying Funds will range from 0.50% to 1.25% (annualized) of the average NAV of the Fund’s investment. In addition, certain Managers charge an incentive allocation or fee generally ranging from 0.0% to 20% of an Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Managers.

(4)

The Adviser has contractually agreed to reduce the management fee and reimburse expenses until [December 31, 2012] to the extent that the Total Annual Fund Operating Expenses exceed 1.25%. This reduction lowers the expense ratio and increases overall returns to investors.

Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that (i) you invest $1,000 in the Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same (except as noted below), and (iv) all income dividends and capital gains distributions are reinvested in additional Units at net asset value. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

1 Year 3 Years 5 Years 10 Years
$___	$___	$___	$___

THE FUND

The Fund is a non-diversified, closed-end management investment company organized as a Delaware statutory trust on August 3, 2011.  The Fund is engaged in a continuous public offering of its Units at the next determined NAV per Unit. The Fund’s principal office is located at [address], and its telephone number is (    ) __________.

INVESTMENT INFORMATION

Investment Objective

The Fund’s investment objective is to seek attractive risk adjusted rate of returns, “Alpha,” with a risk profile and volatility similar to that of the Barclay’s Capital Aggregate Bond Index.

An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective.

Investment Policies

The Fund intends to achieve its goal principally through implementation of a Portable Alpha strategy by (1) creating the Beta Exposure by buying U.S. Treasury futures, Barclay’s Capital Aggregate Bond Index futures and, where futures are not available to create a desired segment of the synthetic fixed income index, entering into derivatives contracts, in an aggregate face amount, or notional value, of the aggregate investment in the Fund, (2) maintaining a Buffer Account and (3) creating Alpha Engine by directly and indirectly allocating assets to Sub-Managers that pursue a variety of alternative investment strategies through various pooled investment vehicles. The Fund will typically invest in Funds of Hedge Funds that are managed by Managers that generally employ a diversified multi-strategy approach. The Funds of Hedge Funds will allocate assets to Sub-Managers through their investment in the Sub Funds. However, the Fund may also allocate assets directly to Sub-Managers by investing directly in Direct Funds with a focused investment approach.

The Adviser is responsible for the implementation of the Portable Alpha strategy and the allocation of all assets, subject to policies adopted by the Fund’s Board.

Through the selection and ongoing monitoring of the components of the portfolio, the Adviser seeks to achieve total return by investing in the diversified portfolio of Underlying Funds.

The Adviser employs a disciplined and structured approach in the formulation of its investment programs and the management of the assets it oversees. In connection with the investments in Underlying Funds, the Adviser’s research effort is deliberately interactive and is based upon frequent and direct conversations with each Manager and Sub-Manager. The Adviser’s management philosophy necessitates well-rounded, thorough and in-depth knowledge of each Underlying Fund, and the relevant Sub-Manager’s investment approach and of the market environment. With a clear perspective and understanding of their historical allocations, the Adviser also continuously monitors the investment climate, and implements allocations most likely to succeed within reasonable risk tolerances to determine if strategic adjustments in the portfolio are necessary.

The Adviser analyzes and evaluates Sub-Managers, their investment process, investment performance records and risk control methodologies, to develop a quantitative and qualitative understanding of how these managers are likely to manage their respective funds under varying market environments.

Underlying Funds are selected on the basis of professional experience, investment management philosophy, diversification, risk/return profile, correlation with traditional asset classes and liquidity.

Ongoing due diligence includes monthly risk analysis and investment valuations and, as needed, direct contact with managers of Underlying Funds and Sub-Funds. For a complete description of the qualifications reviewed by the Adviser, see “Investment Program.”

The Adviser has extensive experience and expertise with alternative investment strategies, use of U.S. Treasury futures and derivatives contracts and has evaluated and maintains a constant due diligence database on numerous funds representing many categories of alternative investments.

Investment Program

To achieve the Fund’s investment objective of seeking Alpha with a risk profile and volatility similar to that of the Beta Exposure, the Fund will generally allocate assets across the Beta Exposure, Buffer Account and Alpha Engine. While the exact allocations among these three can vary over time depending on market conditions the guidelines for each are as follows.

The Fund will generally invest 3% to 6% of its assets in the Beta Exposure which may include U.S. Treasury futures, Barclay’s Aggregate Bond Index futures and/or derivatives contracts to create and maintain synthetic fixed income index exposure.

The Fund will generally invest 3% to 17% in the Buffer Account which will consist of high quality fixed-income securities, money market instruments, repurchase agreements and money market mutual funds, or hold cash or cash equivalents in such amounts as are deemed necessary for periodic settlement of the fluctuation of the Beta Exposure.

The Fund will invest the balance of its assets (80% to 94%) in the Alpha Engine. The Alpha Engine will be made up of the Underlying Funds (including primarily unregistered investment funds, as well as registered investment companies to the extent permitted under Section 12(d) of the 1940 Act and the rules and regulations thereunder).  With certain exceptions, such provisions generally permit the Fund to invest up to 3% of the shares of another investment company.  The Fund may invest in assets in accordance to Section 12(d)(1)(f) of the 1940 Act and may exceed 5% of total assets in another investment company or 10% of total assets invested among multiple investment companies.  The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.  The Underlying Funds will generally consist of between two and four Funds of Hedge Funds supplemented by Direct Funds as deemed appropriate by the Adviser. The result is a portfolio of Underlying Funds that employ a variety of alternative investment strategies. These investment strategies have the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as “alternative investment strategies” in contrast to the investment programs of “traditional” registered investment companies, such as mutual funds.

In building the Alpha Engine, the Adviser looks to build a portfolio of Underlying Funds focusing on multiple sectors and strategies to generate positive absolute returns over a variety of market cycles that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks, such as the S&P 500. Additionally, many of these Underlying Funds have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices.

The Alpha Engine will generally consist solely of investments in Underlying Funds but may, pending such investments, or to maintain the liquidity necessary to meet repurchase requests or for operational needs, hold cash or cash equivalents or invest temporarily in high-quality fixed income securities, money market instruments, money market funds and repurchase agreements. In addition, the Fund may make temporary investments and hold cash or cash equivalents in anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows.  The Fund may be unable to achieve its investment objective during the employment of such temporary investments and could result in lost investment opportunities.

The Adviser will allocate the Fund’s assets among the Underlying Funds that, in its view, represent attractive investment opportunities. Allocation will depend on the Adviser’s assessment of the likely returns of various investment strategies that the Underlying Funds utilize and the likely correlation among the investment strategies under consideration. Generally, the Underlying Funds’ investment methods may include, but are not limited to, convertible arbitrage, fixed income arbitrage, hedged equity, long/short equity, managed futures and credit-based, event-driven and global macro investing.

Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  The average grade of bond in a convertible arbitrage portfolio is typically below investment grade. Generally, the default risk of the company is hedged by shorting the underlying common stock.

Fixed income arbitrage involves purchasing government, corporate mortgage or bank debt securities and selling “short” government, corporate, mortgage or bank debt securities in anticipation of profiting from a relative mispricing between them.

Long/short or hedged equity strategies invest in securities believed to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk.  The Fund may also use derivatives, including options, financial futures and options on futures.  Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

For purposes of the Fund’s investment restrictions and its investment limitations under the 1940 Act, the Fund will not “look through” to the underlying investments of any Underlying Fund in which the Fund invests, since such Underlying Funds are generally not registered under the 1940 Act and are not subject to the Fund’s investment limitations or the other investment limitations under the 1940 Act, unless otherwise required by the 1940 Act.

As a closed-end investment company registered with the SEC, the Trust is subject to the federal securities laws, including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the Trust must “set aside (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the Trust must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Trust is permitted to set aside liquid assets in an amount equal to the Trust’s daily marked-to-market (net) obligations, if any (i.e., the Trust’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settle forward and futures contracts, the Trust will have the ability to employ leverage to a greater extent than if the Trust were required to segregated assets equal to the full notional value of such contracts. The use of leverage involves certain risks. See “Rick Factors.” The Trust reserve the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

The Fund and the Underlying Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and therefore is not subject to registration or regulation as a commodity pool under the Commodity Exchange Act.

CERTAIN RISK FACTORS

Investment in the Fund involves a significant degree of risk, and no guarantee or representation is or can be made that the Fund will achieve its investment objective. In addition, since the Fund’s primary investments will be in the Beta Exposure and Alpha Engine which includes the Funds of Hedge Funds and Direct Funds, any risk associated with an investment in the Fund should be understood to apply to an investment in the Beta Exposure and Alpha Engine as well. In considering an investment in the Fund, prospective investors should consult their independent financial, tax and legal advisors, and should be aware of certain considerations and risk factors, which include, but are not limited to, the following: market risk, strategy risk, manager risk, fund structure risk, managed account risk and tax-related risk, all as more fully described below.

General and Fund Structure Risks

Loss of investment

All securities investments risk the loss of capital. The Adviser believes that the Fund’s investment program and research techniques should mitigate this risk through a careful construction of the portfolio and the selection and monitoring of Underlying Funds and the Beta Exposure, but an investment in the Fund is nevertheless subject to loss, including possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. Past results are not necessarily indicative of the Fund’s future performance.

Limited liquidity

The Unitholder interests represent highly illiquid investments and should only be acquired by investors able to commit their funds for an indefinite period of time. The Unitholders may only transfer their Units by operation of law pursuant to death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Unitholder, or under certain limited circumstances set out in the Declaration of Trust with the consent of the Fund’s Board-, which may be withheld in its sole discretion, and the satisfaction of certain other conditions, including compliance with applicable securities laws. Unitholders should not expect the Board to grant its consent to transfers. There is currently no market for Unitholder interests in the Fund, and it is not contemplated that one will develop. Unitholders thus may not be able to liquidate their investment in the event of an emergency or for any other reason, and may not be readily accepted as collateral for a loan.

Diversification

The Fund is classified as non-diversified under the 1940 Act. It invests substantially all of its assets in Underlying Funds, and although the Adviser intends to maintain a highly diversified portfolio of Underlying Funds, the Fund may be susceptible to economic and regulatory factors affecting the Underlying Funds and/or the fund industry. Certain events such as market disruptions may broadly impact the Underlying Funds, and could negatively impact the performance of the Fund.

Investments in other funds, replacement of those funds

The Fund invests in Underlying Funds and the Adviser has no control of, and exercises no influence over, the trading policies or strategies of the Underlying Funds. The Adviser may not be able to react quickly to changing investment circumstances due to the limited liquidity of investments in Underlying Funds.

Investment decisions of Underlying Funds are made by Managers independently of each other so that, at any particular time, one Underlying Fund may be investing in a Sub-Fund at the same time by another Underlying Fund is redeeming from that Sub-Fund. From the perspective of the Fund, transactions of this sort could result in the Fund’s directly or indirectly incurring certain transaction costs without accomplishing any net investment result. The Underlying Funds trade independently of one another and may at times hold economically offsetting positions. In addition, Underlying Funds that invest in a particular sector may be subjected to differing or increased risks relating to such sector.

Underlying Funds may permit or require that redemptions of interests be made in kind. Upon its withdrawal of all or a portion of its interest in Underlying Funds, the Fund may receive securities that are illiquid or difficult to value. In such a case, the Adviser would seek to cause the Fund to dispose of these securities in a manner that is in the best interests of the Fund. The Fund may not be able to withdraw from Underlying Funds except at certain designated times, limiting the ability of the Adviser to withdraw assets from Underlying Funds that may have poor performance or for other reasons.

The Fund may indemnify certain Underlying Funds and their Managers from any liability, damage, cost or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the interests.

The Fund is not restricted in allocating assets to or reallocating assets among Underlying Funds. Although not anticipated, the Fund’s investment policies might result in substantial Underlying Fund turnover. Fund investments with a particular Underlying Fund may be replaced for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of a continued position with such Underlying Fund. Replacement of Underlying Funds may involve greater fees, which will be borne indirectly by the Fund.

Allocations among Underlying Funds

The Adviser may, from time to time, change the percentage of the Fund’s assets allocated to each of its Underlying Funds. Allocation changes may occur for a number of reasons including as a result of the Fund receiving additional capital contributions during periods when certain Underlying Funds may no longer be accepting additional capital (for example, because of capacity restrictions), or as a result of investment restrictions imposed by the 1940 Act. At times, the Fund might have to place some or all of any additional capital with other Underlying Funds. The Fund’s success may depend, therefore, not only on the Underlying Funds the Adviser has selected for the Fund and its ability to allocate the assets of the Fund successfully among those Underlying Funds, but also on the Adviser’s ability to identify new Underlying Funds.

Layering of Fees, Incentive Compensation

The Fund’s fees and expenses include the Management Fee payable to the Adviser. The Fund, directly and indirectly, will also bear its allocable share of the costs and expenses of the Underlying Fund, including its allocable share of the management and incentive compensation paid to Managers and Sub-Managers. This may result in three levels of fees and potentially greater expenses than would be associated with direct investments in pooled investment vehicles. The Fund’s expenses thus may constitute a higher percentage of net assets than expenses associated with similar types of investments.

Each Underlying Fund generally will be entitled to receive a management fee of between 0.50% and 1.25% and a performance-based allocation, expected to range up to 20% of the net profits, in some cases in excess of a hurdle rate. The performance-based allocation that will be received by an Underlying Fund may create an incentive for the Underlying Fund to select funds that pursue more risky and speculative strategies than would be the case in the absence of such allocation. In addition, because the performance-based allocation is calculated on a basis that includes realized and unrealized appreciation, the allocation may be greater than if it were based solely on realized gains.

Each Underlying Fund receives performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Furthermore, when the Fund replaces an unprofitable Underlying Fund, the loss carry forward generated by such Underlying Fund’s trading is eliminated for purposes of calculating subsequent performance compensation. Thus, the Fund may bear its allocable share of substantial incentive compensation to certain Underlying Funds even during a period when the Fund overall is incurring significant losses.

The Sub-Funds also, in general, receive a management fee and performance compensation and, in certain cases, such compensation may be determined separately year to year without regard to prior losses. Such arrangements may give the Sub-Funds incentive to make investments for the account or fund that are unduly risky or speculative.

Valuation

The Adviser relies on the Underlying Funds’ valuations of the Fund’s investments in their respective funds. The Funds of Hedge Funds may, in turn, rely on a Sub-Fund’s valuation of the Funds of Hedge Funds’ investment in such fund. The valuations provided generally will be conclusive with respect to the Fund unless the Fund has a clearly discernible reason not to trust the accuracy of such valuations. Reliance upon such valuations will be required even though an Underlying Fund may face a conflict of interest in valuing its assets and liabilities, as their value will affect the Manager’s compensation. Investments for which market quotations are not available will be valued by the Underlying Funds at such values as it may reasonably determine and may not be independently valued or verified by a third party. In most cases, the Adviser will have no ability to assess the accuracy of the valuations received from Underlying Funds and is not likely to have access to the information from the Sub-Funds. Underlying Funds from time to time revise their valuations and valuation methods, sometimes materially.

Credit Facilities/Leverage

To the extent permitted by the 1940 Act, the Fund may borrow for investment purposes, to facilitate purchases and redemptions, or for various cash management purposes.  In addition, the Direct Funds and Sub-Funds, and to a lesser extent the Hedge Fund of Funds, may borrow and may use significant leverage by purchasing instruments with the use of borrowed funds, selling securities short, trading options or futures contracts, using total return swaps or repurchase agreements and/or other means, which would increase any losses incurred.  The more leverage that is employed, the more likely a substantial change will occur, either up or down, in the value of the instrument. The use of leverage may also increase the volatility of performance.

Custody Risk

Custody of the Fund’s assets will be held in accordance with the requirements of the 1940 Act and the rules there under. However, the Underlying Funds may not be required to, and may not, hold custody of their assets in accordance with those requirements. As a result, bankruptcy or fraud at institutions, such as brokerage firms or banks, or administrators, into whose custody those Underlying Funds have placed their assets could impair the operational capabilities or the capital position of such funds and may, in turn, have an adverse impact on the Fund.

Delay in Use of Proceeds

Although the Fund currently intends to invest the proceeds of any sales of Units as soon as practicable after the receipt of such proceeds, the investment of such proceeds may be delayed if suitable investments are unavailable at the time or for other reasons. As a result, the proceeds may be invested in cash, cash equivalents, high-quality debt instruments or other securities pending their investment in Underlying Funds or Beta Exposure. Such other investments may be less advantageous and, as a result, the Fund may not achieve its investment objective with respect to those assets.

Potential conflict of interest

The investment activities of the Adviser, the Underlying Funds and their affiliates for their own accounts and other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund.

Regulatory change, change in law

If there are changes in the laws or regulations, so as to result in the inability of the Fund to operate as set forth in this Prospectus, there may be a substantial effect on Unitholders. For example, to the extent that changes occur in the direct or indirect regulation of Underlying Funds, including tax regulation applicable thereto, there may be materially adverse effects on the ability of the Fund to pursue its investment objective or strategies which could force the Fund to change its operations.

ERISA matters

Most pension and profit sharing plans, individual retirement accounts and other tax advantaged retirement funds are subject to provisions of the Code, the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), or both, which may be relevant to a decision as to whether such a prospective Unitholder should invest in the Fund. Such a prospective Unitholder should consider whether such an investment is “prudent” or whether it results in “prohibited transactions.” Legal counsel should be consulted by such a prospective Unitholder before investing in the Fund.

Distributions to Unitholders and Payment of Tax Liability

The Fund does not intend to make periodic distributions of its net income or gains, if any, to Unitholders. Whether or not distributions are made, Unitholders will be required each year to pay applicable Federal and state income taxes on their respective Units of the Fund’s taxable income, and will have to pay applicable taxes from other sources. The amount and times of any distributions will be determined in the sole discretion of the Board.  See “Certain Tax Considerations” for a summary of certain significant U.S. federal income and other tax consequences that are relevant to an investment in the Fund.

Delayed Schedules K-1

It is unlikely that the Fund will be able to provide final Schedules K-1 to Unitholders for any given fiscal year until significantly after April 15 of the following year. The Board will endeavor to provide Unitholders with estimates of the taxable income or loss allocated to their investment in the Fund on or before such date, but final Schedules K-1 will not be available until later than April 15. Unitholders will be required to obtain extensions of the filing date for their income tax returns at the Federal, state and local level.

Indemnification

The Adviser and its affiliates are entitled to indemnification from the Fund, except under certain circumstances, from certain liabilities to which they might otherwise be subject, and broadly indemnify them against certain losses incurred by them in connection with managing and conducting the business and affairs of the Fund and making investment and trading decisions for the Fund. It is not expected that the Fund will purchase insurance to cover its indemnification obligations. Further, the Managers of the Underlying Funds are also entitled to indemnification from Underlying Fund investors.

Limited Operating history

Although key personnel of the Adviser believe that they have significant experience in the investment strategy undertaken by the Fund, the Fund is a recently-formed entity that has no operating history upon which investors can evaluate their anticipated performance. The past investment performance of the Beta Exposure Strategy and/or the Underlying Funds with which the Fund expects to invest its assets should not be construed as an indication of the future results of an investment in the Fund. The Fund’s investment program should be evaluated on the basis that there can be no assurance that the Adviser’s assessments of the Beta Exposure strategy and/or Underlying Funds, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate or that the Fund will achieve its investment objective.

Market Risks

General Economic and Market Conditions

The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business; impair the Fund’s profitability or result in losses.

Highly Volatile markets

The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forward, futures and other derivative contracts in which an Underlying Fund or Sub-Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.

Suspension of trading

Securities and futures exchanges typically can suspend or limit trading in any instrument traded on the exchange. A suspension could render it impossible for an Underlying Fund, Sub-Fund or, with respect to the Beta Exposure, the Adviser to liquidate positions and thereby expose the Fund, to substantial losses.

Failure of Exchange or Clearinghouses

The Fund, Underlying Funds and Sub-Funds are subject to the risk of the failure of any of the exchanges on which their positions trade or of the clearinghouses for exchanges.

Counterparty Risk

Some of the markets in which the Fund, Underlying Funds and Sub-Funds invest and trade are over-the-counter or “interdealer” markets. The participants in these markets typically are not subject to the type of strict credit evaluation and regulatory oversight applicable to members of “exchange based” markets, and transactions in these markets typically are not settled through clearinghouses that guarantee the trades of their participants. This results in the risk that a counterparty may not be able to settle a transaction in accordance with its terms because of a credit or liquidity problem of the counterparty, thereby ultimately exposing the Fund to loss. In addition, in the case of a default by a counterparty, the Fund, Underlying Fund or Sub-Fund could become subject to adverse market movements while it attempts to execute a substitute transaction.

“Counterparty risk” is accentuated in the case of contracts having longer maturities, where events may intervene to prevent settlement, or where an investor has concentrated its transactions with a single or small number of counterparties. The Fund, Underlying Funds and Sub-Funds are generally not restricted from dealing with any particular counterparties or from concentrating any or all of their transactions with one counterparty.

Manager Risk

Manager Misconduct or Bad Faith

The Fund ordinarily will not have custody or control over the assets it allocates to Underlying Funds. As a result, it will be difficult, and likely impossible, for the Adviser to protect the Fund from the risk of Underlying Fund fraud, misrepresentation or simple bad judgment. Among other things, an Underlying Fund could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund. The Underlying Funds generally are private and have not registered their securities or investment advisory operations under federal or state laws.

Wide Investment Discretion

The governing documents of the Underlying Funds typically will not impose significant restrictions on the manner in which the managers of such funds may invest and trade for such funds, and often will permit the managers to invest and trade in a broad range of securities and other financial instruments. As a result, the Underlying Funds may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Fund uses to implement its strategy, as well as changes in the markets in which such securities and other instruments trade. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

Lack of Information on Underlying Funds

The Adviser may not lack certain information concerning changes in Underlying Funds. Therefore, the Adviser may not be in a position to redeem from an Underlying Fund until after such information has been received.

Sole Principal

Some of the Underlying Funds to whom the Fund has allocated or may allocate capital may consist of only one or a limited number of principals. If the services of any of these principals became unavailable, the Fund might sustain losses.

Risk of Litigation

Underlying Funds utilized by the Fund might become involved in litigation as a result of investments made by Underlying Funds. Under such circumstances, the Fund could be named as a defendant in a lawsuit or regulatory action.

Misuse of Confidential Information

In trading public securities, there are consequences for trading on insider information, and the Adviser expects that Underlying Funds will use only public information. Underlying Funds may be charged with misuse of confidential information. If that were the case, the performance records of these managers could be misleading. Furthermore, if an Underlying Fund or other entity with which the Fund invests has engaged in the past or engages in the future in such misuse, the Fund could be exposed to losses.

Increase or Decrease in Assets Under Management

It is not known what effect, if any, an increase or decrease in the amount of assets under management will have on the trading strategies or investment results of the Underlying Funds. No assurance can be given that their strategies will be successful.

Other Clients of Managers

The Managers utilized by the Fund have responsibility for investing the funds allocated to them. The Managers also manage other accounts (including other accounts in which the managers may have an interest) and may have financial and other incentives to favor such accounts over the Fund. In investing on behalf of other clients, as well as the Fund, Managers must allocate their resources, as well as limited market opportunities. Doing so not only could increase the level of competition for the same trades, including the priorities of order entry, but also could make it difficult or impossible to take or liquidate a particular position at a price indicated by an Underlying Fund’s strategy.

Beta Exposure Risks

The Adviser plans to use U.S. Treasury futures, Barclay’s Aggregate Bond Index futures and/or derivatives contracts to create and maintain a synthetic fixed income index.

Futures Contracts

Futures positions may be illiquid because most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits”. If the price of a contract for a particular futures has increased or decreased by an amount equal to the daily limit, positions in that future can neither be taken or liquidated unless traders are willing to execute trades at or within the limit. Prices of certain futures contracts have, at times, moved to the daily limit for substantial periods resulting in little or no trading. This situation could prevent the Adviser from efficiently taking or liquidating futures positions. It is also possible that the Commodities Futures Trading Commission (“CFTC”) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CFTC and certain exchanges impose speculative position limits on the size of a position that may be held in a particular futures contract.

Derivatives Contracts

Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index, interest rate or other investments. Derivatives may be volatile and involve various risks, depending upon the type of derivative and the purpose is serves within the portfolio. Certain swaps, options and other derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-

performance by the counterparty, including risks relating to the financial soundness and credit-worthiness of the counterparty, legal risk and operations risk.

Underlying Fund and Sub-Fund Risks

Any reference to a Manager should be construed as applying to the Adviser where Direct Funds are used.

General

Use of Leverage

The Fund does not intend to borrow at the Fund level. Underlying Funds and Sub-Funds may borrow and/or employ leverage in a number of ways including purchasing instruments with the use of borrowed funds, selling securities short, trading options or futures contracts, using total return swaps and repurchase agreements. The more leverage employed, the more likely it is that a substantial change will occur, either up or down, in the value of the instrument and that volatility will increase. Because of the comparatively small intrinsic profits in certain relative value positions, some Underlying Funds or Sub-Funds may use leverage to acquire extremely large positions in an effort to meet their rate of return objectives. Consequently, they may be subject to major losses in the event that market disruptions destroy the hedged nature of such positions. The Adviser may also periodically employ various methods of hedging in an attempt to reduce near-term portfolio volatility.

Portfolio Concentration

Because each Manager and Sub-Manager will trade independently of the others, the trading losses of some Managers and Sub-Managers could offset trading profits achieved by the profitable Managers and Sub-Managers. Different Managers and Sub-Managers might compete for the same investment positions. Conversely, some Managers or Sub-Managers may take offsetting positions which from the Fund’s perspective, would directly or indirectly result in transaction costs for the Fund without the possibility of profits.

Illiquid Investments

Certain Managers and Sub-Managers may, invest in illiquid investments. Illiquidity increases risk and may make it impossible to close out positions against which the market is moving, as well as cause delays in the payment of withdrawal proceeds to the Fund.

Speculative Trading Strategies

Some Managers and Sub-Managers may use speculative strategies, such as selling securities short and futures trading. Short selling exposes the seller to unlimited risk due to the lack of an upper limit on the price to which a security may rise. Futures prices can be highly volatile. Because of the low margin deposits normally required in futures trading, an extremely high degree of leverage is a typical feature of futures trading. This may have the effect of magnifying trading losses an Underlying Fund or Sub-Fund experiences. No guarantee or representation is made that any Manager or Sub-Manager will be successful.

Operational Issues

Investing in Underlying Funds and Sub-Funds exposes investors to operational risks distinct from the risks associated with Managers’ and Sub-Managers’ investment strategies such as operational structure and transparency. Potential operational issues may include the methods a Manager or Sub-Manager uses to price securities, its organizational structure and technological infrastructure and the use of soft dollars. Many Underlying Funds and Sub-Funds are small companies with minimal operating histories run by individuals with limited business management experience. Consequently, Underlying Fund and Sub-Fund investors can be exposed to start-up operational risks.

Misconduct

An Underlying Fund ordinarily will not have custody or control over the assets it allocates to Sub-Managers. As a result, it will be difficult, and likely impossible, for a Manager to protect the Fund from the risk of Sub-Manager fraud, misrepresentation or simple bad judgment.

Among other things, a Sub-Manager could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in losses to the Fund. The Underlying Funds and Sub-Funds generally are private and have not registered their securities or investment advisory operation under federal or state laws.

Limited Information

Although a Manager may receive certain information from a Sub-Manager regarding the Sub-Manager’s historical performance and investment strategy, the Managers may not be given access to information regarding the actual investments made by Sub-Managers. Moreover, the types and detail of information furnished by Sub-Managers may vary over time and Managers generally will not know the composition of Sub-Manager portfolios with respect to the degree of hedged or directional positions, the extent of concentration risk or exposure to specific markets. Therefore, a Manager may not be in a position to redeem from a Sub-Fund investment until after such information has been received.

Past Performance, Change In Trading Style

A Manager’s or Sub-Manager’s trading strategies may change over time. There can be no assurance that any trading strategies will produce profitable results or that past performance of a

Manager’s or Sub-Manager’s trading strategies indicates future profitability. Furthermore, a Manager’s or Sub-Manager’s trading methods may be dynamic and evolve. Thus, a Manager or Sub-Manager may not always use the same trading method in the future that was used to compile performance histories.

Valuations

A Manager is required to rely on the Sub-Managers’ valuation of an investment in their Sub-Fund. The valuations provided generally will be conclusive with respect to a Sub-Fund unless a Manager has a clearly discernible reason not to trust the accuracy of such valuations. Reliance upon such valuations will be required even though a Sub-Fund may face a conflict of interest in valuing its assets and liabilities, as their value will affect the Sub-Funds compensation. Sub-Managers from time to time revise their valuations and valuation methods, sometimes materially. Investments for which market quotations are not available will be valued by the Manager at such values as it may reasonably determine and may not be independently valued or verified by a third party. In addition, such valuations may affect the amount of the fees and incentive to the Manager.

Turnover

An Underlying Fund or Sub-Fund may invest on the basis of various short-term market considerations. The turnover rate within such an Underlying Fund or Sub-Fund is expected to be significant, potentially involving substantial brokerage commissions and fees. The Mangers will have no control over this turnover.

Other accounts

A Manager or Sub-Manager may manage other accounts (including accounts in which such Manager or Sub-Manager have personal interests) which could impact how trades are allocated to an Underlying Fund or Sub-Fund. Large positions held by a Manager or Sub-Manager across several accounts may be difficult to liquidate at what such Manager or Sub-Manager believes to be a fair price. The investment activities of a Manager or Sub-Manager for the other accounts they manage, may give rise to conflicts of interest that may disadvantage the Fund.

Strategy Risks

Arbitrage Strategies

The use of arbitrage strategies in no respect should be taken to imply that an Underlying Fund or Sub-Fund’s use of such strategies is without risk. Substantial losses may be recognized on “arbitrage” positions, and illiquidity and default on one side of a position may effectively result in the position being transformed into an outright speculation. Every arbitrage strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying firm. Many such managers pursuing arbitrage strategies employ limited directional strategies which expose such managers to market risk.

Convertible Arbitrage Risk

Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible arbitrage is subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund, or a decline in the market value of the securities.

Short Selling

Some Manager’s and Sub-Managers may engage in selling securities short, which involves the sale of borrowed securities. In the case of uncovered short sales, since the borrowed securities sold short must later be replaced by market purchases, any appreciation in the market price of these securities results in a loss. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities.

Equity

The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. Underlying Funds and Sub-Funds may acquire long and short positions in listed and unlisted common equities, preferred equities and convertible securities of U.S. and foreign issuers. Underlying Funds and Sub-Funds may invest in equity securities regardless of market capitalization, including micro and small cap companies. The securities for smaller companies may involve more risk and their prices may be subject to more volatility.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (3) provide the potential for capital appreciation, if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by an Underlying Fund or Sub-Fund is called for redemption, such Underlying Fund or Sub-Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on such Underlying Fund’s or Sub-Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

Fixed Income

An Underlying Fund or Sub-Fund may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. An Underlying Fund or Sub-Fund may invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government securities”) or by a non-U.S. government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and. may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

Below “Investment Grade” Securities

Some Underlying Funds and Sub-Funds may invest in bonds or other fixed income securities, including, “high yield” (and, therefore, high risk) debt securities. These securities may be below “investment grade” and are subject to uncertainties and exposure to adverse business, financial or market conditions which could lead to the issuer’s inability to make timely interest and principal payments. The market values of these securities tend to be more sensitive to individual corporate developments and general economic conditions than do higher rated securities.

Mortgage-Backed Securities

Some Underlying Funds and Sub-Funds may invest in mortgage-backed securities. The investment characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments on mortgage-backed securities are made more frequently, usually monthly, and. that principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The adverse effects of prepayments may indirectly affect an Underlying Fund or Sub-Fund in two ways. First, particular investments may experience outright losses, as in the case of an interest-only security in an environment of faster than expected actual or anticipated prepayments. Second, particular investments may under perform relative to hedges that an Underlying Fund or Sub-Fund may have entered into for these investments, resulting in a loss. In particular, prepayments (at par) may limit the potential upside of many mortgage-backed securities to their principal or par amounts, whereas their corresponding hedges often have the potential for large losses.

Some Underlying Funds and Sub-Funds may also invest in structured notes, variable rate mortgage-backed securities, including adjustable-rate mortgage securities (“ARMS”), which are backed by mortgages with variable rates, and certain classes of collateralized mortgage obligation (“CMO”) derivatives, the rate of interest payable under which varies with a designated rate or index. The value of these investments is closely tied to the absolute levels of such rates or indices, or the market’s perception of anticipated changes in those rates or indices. This introduces additional risk factors related to the movements in specific indices or interest rates that may be difficult or impossible to hedge, and which also interact in a complex fashion with prepayment risks.

Trend Following

Some Underlying Funds and Sub-Funds may use computer pricing models to identify apparently overpriced or underpriced options in relationship to an assumed norm. In addition,

analyses of price and other fluctuations over time may be relied upon which utilize charts and computers in order to discern and predict trends. Trading based on such analyses is subject to the risks that options premiums will not increase or decrease as predicted by the analysis, or that trades dictated by the analysis may not be executed in time to take advantage of the price disparities. This latter risk is likely to materialize when numerous market makers use similar analyses, all of which dictate the desirability of executing identical or similar contracts. In the past, there have been periods without identifiable trends and, presumably, such periods will continue to occur. Trading models or analyses that depend upon the forecasting of trends will not be profitable if there are not identifiable trends of the kind that the models or analyses seek to follow. Any factor which would make it more difficult to execute trades in accordance with the models or analyses signals, such as a significant lessening of liquidity in a particular market, would also be detrimental to profitability.

Money Market Investments

Some Underlying Funds and Sub-Funds may invest, for defensive purposes or otherwise, some or all of their assets in high qualify fixed-income securities, money market instruments, repurchase agreements and money market mutual funds, or hold cash or cash equivalents in such amounts as an Underlying Funds or a Sub-Fund deems appropriate under the circumstances.

Pending allocation of the offering proceeds and thereafter, from time to time, the Fund also may invest in these instruments. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation.

Use of Derivatives

The Fund, Underlying Funds or Sub-Funds may invest in, or enter into, derivatives or derivatives transactions (“Derivatives”). Derivatives are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index, or interest rate or other investments. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular Derivative and the portfolios of the Fund or a relevant Underlying Fund or Sub-Fund as a whole. Derivatives permit the Fund, an Underlying Fund or a Sub-Fund to increase or decrease the level of risk of an investment portfolio, or change the character of the risk, to which an investment portfolio is exposed in much the same way they can increase or decrease the level of risk, or change the character of the risk, of an investment portfolio by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential effect on performance of the Fund directly or indirectly. The use of derivatives may include total return swaps or options designed to replicate the performance of particular Sub-Funds or to adjust market or risk exposure.

If the Fund, an Underlying Fund or a Sub-Fund invest in Derivatives at inopportune times or incorrectly judges market conditions, the investments may lower the return or result in a loss. Directly or indirectly the Fund also could experience losses if Derivatives are poorly correlated with its other investments, or if the Fund, an Underlying Fund or a Sub-Fund are unable to liquidate the position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

Use of Futures & Options

Financial and other commodity futures and options prices can be highly volatile. Because of the low margin deposits normally required in futures trading, an extremely high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. Like other leveraged investments, a futures transaction may result in losses in excess of the amount invested.

Trading in Non-US Companies and Markets

Some Underlying Funds and Sub-Funds may invest in non-U.S. companies and/or trade in non-U.S. markets. Trading in the securities of non-U.S. companies involves certain considerations not usually associated with trading in securities of U.S. companies, including political and economic considerations, such as greater risks of expropriation and nationalization, confiscatory taxation, the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on dividends, interest, capital gains or other income; the small size of the some markets in foreign countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict investment opportunities. In addition, accounting and financial reporting standards that prevail in foreign countries generally are not equivalent to United States standards and, consequently, less information may be available to investors in companies located in foreign countries than is available to investors in companies located in the United States. There is also less regulation, generally, of the financial markets in foreign countries than there is in the United States. For example, some foreign exchanges, in contrast to domestic exchanges, are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a contract and not of an exchange or clearing corporation. In such a case, an investor is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts.

Distressed Companies

Certain of the companies in whose securities an Underlying Fund or Sub-Fund may invest may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. These characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. Some Underlying Funds’ and Sub-Funds’ investments in any instrument are subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which some Underlying Funds and Sub-Funds may invest may be less than investment grade (commonly referred to as junk bonds), which may result in such Underlying Fund’s and Sub-Fund’s experiencing greater risks than it would if investing in higher rated instruments.

Repurchase Agreements

The Fund, Underlying Funds and Sub-Funds may invest in repurchase agreements transactions. Repurchase agreements are transactions under which the buyer acquires ownership of securities, and the seller agrees, at the time of the sale, to repurchase the securities on a mutually agreed upon date and price thereby determining the yield during the holding period. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the buyer may incur a loss to the extent that the proceeds it realizes on the sale of the security are less than the repurchase price. The Fund, Underlying Funds and Sub-Funds also may engage in repurchase agreement transactions, including a “continuing contract” or “open” repurchase agreement under which the seller has a continuing obligation to repurchase the underlying obligation from the Fund, Underlying Fund and Sub-Fund on demand and the effective interest rate is negotiated on a daily basis.

Purchasing Initial Public Offerings

Some Underlying Funds and Sub-Funds may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for Underlying Funds and Sub-Funds to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income.

Currencies

Some Underlying Funds and Sub-Funds may invest a portion of their assets in non-U.S. currencies, or in instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. An Underlying Fund or Sub-Fund may or may not seek to hedge all or any portion of its foreign currency exposure. To the extent unhedged, the value of the position will fluctuate with U.S. dollar exchange rates as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which an Underlying Fund or Sub-Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of such securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on an Underlying Fund or Sub-Fund’s non-U.S. dollar securities.

Swap Agreements

Some Underlying Funds and Sub-Funds may enter into swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease an Underlying Fund’s or Sub-Fund’s exposure to equity securities, long-term or short-term interest rates, foreign currency values, corporate borrowing rates or other factors. Swap agreements can take many different forms and are known by a variety of names.

Depending on how they are used, swap agreements may increase or decrease the overall volatility of an Underlying Fund’s or Sub-Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the individual equity values, specific interest rate, currency or other factors that determine the amounts of payments due to and from the counterparties. If a swap agreement calls for payments by an Underlying Fund or Sub-Fund, such Underlying Fund or Sub-Fund must be prepared to make such payments when due.

Restricted & Illiquid Investments

Some Underlying Funds and Sub-Funds may invest a portion of the value of their total assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

When registration is required to sell a security, some Underlying Funds and Sub-Funds may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time such Underlying Funds and Sub-Funds may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, such Underlying Funds and Sub-Funds might obtain a less favorable price than the price that prevailed when such Underlying Funds and Sub-Funds decided to sell. Underlying Funds and Sub-Funds may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased the securities.

The Fund’s interests in Underlying Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund’s ability to liquidate an interest and withdraw from Underlying Funds will likely be limited, and certain Underlying Funds may impose lock-up periods, and or gates during which time no redemptions or withdrawals may be made, or assess fees for withdrawals. The illiquidity of these Underlying Funds’ interests may adversely affect the Fund were it to have to sell or redeem interests at an inopportune time.

Other

Some Underlying Funds and Sub-Funds employ strategies for which no specific “risk factors” are provided. Nevertheless, such strategies should be considered to be speculative, volatile, and, in general, no less risky than other strategies more fully described herein.

Limits of Risk Disclosures

The above discussion covers certain risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective Unitholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by Unitholders who understand the nature of the investment, do not require more than limited liquidity in the investment and can bear the financial risks of the investment including loss of principal. In addition, the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information provided herein.

USE OF PROCEEDS

The proceeds from each sale of Units, net of the Fund’s fees and expenses, are invested by (1) creating the Beta Exposure by buying U.S. Treasury futures, Barclay’s Capital Aggregate Bond Index futures and, where futures are not available to create a desired segment of the synthetic fixed income index, entering into derivatives contracts, in an aggregate face amount, or notional value, of the aggregate investment in the Fund, (2) maintaining a Buffer Account and (3) creating Alpha Engine by directly and indirectly allocating assets to Sub-Managers that pursue a variety of alternative investment strategies through various pooled investment vehicles. Proceeds from the sale of Units are expected to be fully invested within the three months of receipt.

MANAGEMENT

Board of Trustees and Investment Adviser

The Board of Trustees has overall management responsibility for the Fund. See “Management” in the SAI for the names of and other information about the Trustees and officers of the Fund.

Financial Solutions, Inc., 3205 South Boston, Suite 1130, Tulsa, OK 74103, serves as the investment adviser to the Fund.

Fees and Expenses

The Adviser provides portfolio management services to the Fund for a monthly management fee, computed and accrued daily, charged to the Fund at the annual rate of 0.75%.

The Adviser has contractually agreed to waive management fees so that the Fund’s ordinary annual operating expenses (exclusive of brokerage commissions, taxes, acquired fund expenses and extraordinary expenses, if any) will not exceed 1.25% of the average daily net assets of the Fund.

The Adviser provides office space and executive and other personnel to the Fund. The Fund pays all expenses other than those paid by the Adviser, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

Portfolio Manager

The Fund’s portfolio is managed by Gary W. Gould. BS, Finance, Oklahoma State University, 1982.  Mr. Gould’s 28 years of experience has included advisory relationships with Fortune 100 companies, Banking, Insurance, Endowments and Foundations and High Net Worth clients. He has also been a guest lecturer at the College of Business, Oklahoma State University, Wilshire Associates, Institutional Investor Magazine Alternatives Conference and Invited Speaker to the Small Plan Work Group-US Department of Labor. His areas of focus have been portfolio modeling, risk control and portfolio asset allocation utilizing chaos theory and neural networks and the development and utilization of portable alpha strategies.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities issued by the Fund.

Administrator

[________________] (the “Administrator”) provides administration services to the Fund for a monthly administration fee of [_____________].

Accounting Services Agent

____________ provides accounting services to the Fund pursuant to an accounting services agreement.

Distributor

The Fund’s Units are offered for sale through [name] (the “Distributor”), [address].

Transfer Agent

_____________ is the agent of the Fund for the transfer of Units, disbursement of dividends, and maintenance of Unitholder accounting records (“Transfer Agent”).

Custodian

____________________, is the custodian of the Fund. The Custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities and other investments bought and sold by the Fund.

NET ASSET VALUE

The Fund will compute its net asset value as of the last business day of each month within 10 business days of the last day of the month. In determining its net asset value, the Fund will value its investments as of such month-end. The net asset value of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.  It is expected that the assets of the Fund will consist primarily of the Fund’s interest in the Underlying Funds, the Beta Exposure and the cash Buffer Account.  The net asset value per Unit of the Fund will equal the net asset value of the Fund divided by the number of outstanding Units. The Board has approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Underlying Fund in accordance with the Underlying Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as "estimated" or "final" values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Fund's valuation date.

Prior to investing in any Underlying Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Board provide that the Adviser will review the valuations provided by the investment advisers to the Underlying Funds, neither the Adviser nor the Board will be able to confirm independently the accuracy of valuations provided by such investment advisers (which are unaudited).

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by the investment adviser of an Underlying Fund does not represent the fair value of the Fund's interests in the Underlying Fund. Although redemptions of interests in Underlying Funds are subject to advance notice requirements, Underlying Funds will typically make available net asset value information to holders which will represent the price at which, even in the absence of redemption activity, the Underlying Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Underlying Fund's governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Underlying Fund, the Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. In accordance with generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there was no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it was appropriate to apply a discount to the net asset value of the Underlying Fund. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The valuations reported by the investment advisers of the Underlying Funds, upon which the Fund calculates its month-end net asset value and net asset value per Unit, may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Underlying Funds are audited by those Funds' independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds of the Fund received by Members who had their Units repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the investment advisers or revisions to net asset value of an Underlying Fund adversely affect the Fund's net asset value, the outstanding Units will be adversely affected by prior repurchases to the benefit of Members who had their Units repurchased at a net asset value per Unit higher than the adjusted amount.

Conversely, any increases in the net asset value per Unit resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Units and to the detriment of Members who previously had their Units repurchased at a net asset value per Unit lower than the adjusted amount. The same principles apply to the purchase of Units. New Members may be affected in a similar way.

The procedures approved by the Board provide that, where deemed appropriate by the Adviser and consistent with the 1940 Act, investments in Underlying Funds may be valued at cost. Cost would be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund's investment will be revalued in a manner that the Adviser, in accordance with procedures approved by the Board, determines in good faith best reflects approximate market value. The Board will be responsible for ensuring that the valuation policies utilized by the Adviser are fair to the Fund and consistent with applicable regulatory guidelines.

To the extent the Adviser invests the assets of the Fund in securities or other instruments that are not investments in Underlying Funds, the Fund will generally value such assets as described below. Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market, or the OTC Bulletin Board will be valued at their last composite sale prices as reported at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where such securities are primarily traded. If no sales of particular securities are reported on a particular day, the securities will be valued based on their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by the appropriate exchange, dealer, or pricing service. Redeemable securities issued by a registered open-end investment company will be valued at the investment company's net asset value per share. Other securities for which market quotations are readily available will generally be valued at their bid prices, or ask prices in the case of securities held short, as obtained from the appropriate exchange, dealer, or pricing service. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Adviser and/or the Board will reevaluate its fair value methodology to determine, what, if any, adjustments should be made to the methodology.  Debt securities will be valued in accordance with the Fund's valuation procedures, which generally provide for using a third-party pricing system, agent, or dealer selected by the Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. The Board will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Board to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close.  On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Expenses of the Fund, including the Adviser's investment management fee and the costs of any borrowings, are accrued on a monthly basis on the day net asset value is calculated and taken into account for the purpose of determining net asset value.  Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Board, the Adviser, or investment advisers to the Underlying Funds should prove incorrect. Also, investment advisers to the Underlying Funds will only provide determinations of the net asset value of Underlying Funds on a weekly or monthly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently.

CAPITAL ACCOUNTS AND ALLOCATIONS

Capital Accounts

The Fund maintains a separate capital account for each Unitholder (including the Adviser, or any of its affiliates to the extent any of them contributes capital to the Fund as a Unitholder). Each such capital account has an opening balance equal to the Unitholder’s initial contribution to the capital of the Fund and is increased by the sum of the amount of cash and the value of any securities contributed by the Unitholder to the capital of the Fund, plus any amounts credited to the Unitholder’s capital account as described below. Each Unitholder’s capital account is reduced by the sum of the amount of any repurchase by the Fund of the Units, held by the Unitholder, plus the amount of any distributions to the Unitholder that are not reinvested, plus any amounts debited against the Unitholder’s capital account as described below.

Capital accounts of Unitholders are adjusted as of the close of business on the last day of each of the Fund’s fiscal periods. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of the Fund’s business on the first to occur of the following: (1) the last day of a fiscal year of the Fund; (2) the last day of a taxable year of the Fund; (3) the day preceding any day on which a contribution to the capital of the Fund is made; (4) any day on which the Fund repurchases any Units of any Unitholder; (5) the day on which a substituted Unitholder is admitted; or (6) any day on which any amount is credited to or debited against the capital accounts of all Unitholders in accordance with their “investment percentages.” An “investment percentage” will be determined for each Unitholder as of the start of each fiscal period by dividing the balance of the Unitholder’s capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Unitholders as of that date.

Allocation of Net Profits and Net Losses

Net profits or net losses of the Fund for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Unitholders as of the last day of the fiscal period in accordance with Unitholders’ investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses, before giving effect to any repurchases by the Fund of interests or portions of interests, and excluding the amount of any items to be allocated among the capital accounts of the Unitholders other than in accordance with the Unitholders’ investment percentages. Allocations for U.S. federal income tax purposes generally are made among the Unitholders so as to reflect equitably amounts credited or debited to each Unitholder’s capital account for the current and prior fiscal years.

Allocation of Special Items—Certain Withholding Taxes and Other Expenditures

Withholding taxes or other tax obligations incurred by the Fund that are attributable to any Unitholder will be debited against the capital account of that Unitholder as of the close of the fiscal period during which the Fund paid those obligations, and any amounts distributable at or after that time to the Unitholder will be reduced by the amount of those taxes. If the amount of those taxes is greater than the distributable amounts, then the Unitholder and any successor to the Unitholder’s interest is required to pay upon demand to the Fund, as a contribution to the capital of the Fund, the amount of the excess. The Fund is not obligated to apply for or obtain a reduction of or exemption from withholding tax on behalf of any Unitholder, although in the event that the Fund determines that a Unitholder is eligible for a refund of any withholding tax, it may, at the request and expense of the Unitholder, assist the Unitholder in applying for the refund.

Any expenditures payable by the Fund, to the extent paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Unitholders, will generally be charged to only those Unitholders on whose behalf the payments are made or whose circumstances gave rise to the payments. These charges will be debited to the capital accounts of the applicable Unitholders as of the close of the fiscal period during which the items were paid or accrued by the Fund.

Reserves

The Fund may cause appropriate reserves to be created, accrued and charged against net assets and proportionately against the capital accounts of the Unitholders for contingent liabilities as of the date the contingent liabilities become known to the Fund. Reserves will be in such amounts (subject to increase or reduction) that the Fund may deem necessary or appropriate. The amount of any reserves and any increase or decrease in them will be proportionately charged or credited, as appropriate, to the capital accounts of those investors who are Unitholders at the time when the reserves are created, increased or decreased, except that, if the reserves, or any increase or decrease in them, exceeds the lesser of $500,000 or 1.0% of the aggregate value of the capital accounts of all those Unitholders, the amount of the reserves, increase, or decrease may instead be charged or credited to those investors who were Unitholders at the time, as determined by the Fund, of the act or omission giving rise to the contingent liability for which the reserve was established, increased or decreased in proportion to their capital accounts at that time.

CERTAIN TAX CONSIDERATIONS

The following is a summary of certain aspects of the income taxation of the Fund and its Unitholders that should be considered by a prospective Unitholder. The summary of the U.S. federal income tax treatment of the Fund set out below is based upon the Internal Revenue Code of 1986, as amended (the “Code”), judicial decisions, Treasury Regulations (proposed and final) (the “Regulations”) and rulings in existence on the date of this Prospectus, all of which are subject to change, possibly with retroactive effect.

The summary does not discuss the effect, if any, of various proposals to amend the Code that could change certain of the tax consequences of an investment in the Fund. Nor does the summary discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the U.S. federal income tax laws, such as insurance companies, financial institutions and dealers. Each prospective Unitholder should consult with his, her or its own tax advisor in order to fully understand the U.S. federal, state, local and non-U.S. income tax consequences of an investment in the Fund.

Entities exempt from U.S. federal income tax should, in addition to reviewing the discussions below, focus on those sections of this Prospectus regarding liquidity and other financial matters to determine whether the investment objectives of the Fund are consistent with their overall investment plans. Each prospective tax-exempt Unitholder is urged to consult its own counsel regarding the acquisition of Units.

Distributions

The amount of any distributions the Fund pays may vary over time, depending on market conditions, the composition of the Fund’s investment portfolio, the expenses borne by the Fund, and any distributions made to the Fund by the Underlying Funds. The Fund cannot guarantee, nor does the Fund currently anticipate, that it will pay any distributions.

Capital Gains Distributions

An Underlying Fund may realize capital gains on the sale of portfolio securities. If it does, the Fund may make distributions out of any net short-term or long-term capital gains, normally in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Tax Treatment of the Fund’s Operations

Classification of the Fund. The Fund believes that the Fund will be treated as a partnership for Federal income tax purposes and not as an association taxable as a corporation.

Under Section 7704 of the Code, “publicly traded partnerships” are generally treated as corporations for Federal income tax purposes. A publicly traded partnership is any partnership the interests in which are traded on an established securities market or which are readily tradable on a secondary market (or the substantial equivalent thereof). Interests in the Fund will not be traded on an established securities market. Regulations concerning the classification of partnerships as publicly traded partnerships (the “Section 7704 Regulations”) provide certain safe harbors under which interests in a partnership will not be considered readily tradable on a secondary market (or the substantial equivalent thereof). The Fund may not be eligible for any of those safe harbors. In particular, the Fund will not qualify under the private placement safe harbor set forth in the Section 7704 Regulations if the Fund has more than 100 Unitholders.

The Section 7704 Regulations specifically provide that the fact that a partnership does not qualify for the safe harbors is disregarded for purposes of determining whether interests in a partnership are readily tradable on a secondary market (or the substantial equivalent thereof). Rather, in this event the partnership’s status is examined under a general facts and circumstances test set forth in the Section 7704 Regulations. The Fund believes that, under this “facts and circumstances” test, and based upon the anticipated operations of the Fund as well as the legislative history to Section 7704 of the Code, the text of the Section 7704 Regulations, the interests in the Fund will not be readily tradable on a secondary market (or the substantial equivalent thereof) and, therefore, that the Fund will not be treated as a publicly traded partnership taxable as a corporation.  It is anticipated that ninety percent or more of the partnership income will be “qualifying income” as defined in the Section 7704 Regulations.  Therefore, even if the Fund’s interests are traded an established securities market or a secondary market, it is expected that the Fund will still be treated as a partnership for Federal income tax purposes.

The Fund’s opinions described above, are not binding on the Internal Revenue Service (the “Service”) or the courts. If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation for Federal income tax purposes (as a result of a successful challenge to such opinions by the Service, changes in the Code, the Regulations or judicial interpretations thereof, a material adverse change in facts, or otherwise), the taxable income of the Fund would be subject to corporate income tax when recognized by the Fund; distributions of such income, other than in certain redemptions of Units, would be treated as dividend income when received by the Unitholders of the Fund to the extent of the current or accumulated earnings and profits of the Fund; and Unitholders of the Fund would not be entitled to report profits or losses realized by the Fund.

UNLESS OTHERWISE INDICATED, REFERENCES IN THE FOLLOWING DISCUSSION OF THE FEDERAL INCOME TAX CONSEQUENCES OF FUND INVESTMENTS, ACTIVITIES, INCOME, GAIN AND LOSS, INCLUDE THE DIRECT INVESTMENTS, ACTIVITIES, INCOME, GAIN AND LOSS OF A FUND, AND THOSE INDIRECTLY ATTRIBUTABLE TO THE FUND AS A RESULT OF IT BEING AN INVESTOR IN AN UNDERLYING FUND.

As a partnership, the Fund is not an investment itself subject to Federal income tax. The Fund files an annual partnership information return with the IRS, which reports the results of operations. Each Unitholder of the Fund is required to report separately on its income tax return its distributive share of the Fund’s net long-term capital gain or loss, net short-term capital gain or loss and all other items of ordinary income or loss. Each Unitholder of the Fund is taxed on its distributive share of the Fund’s taxable income and gain regardless of whether it has received or will receive a distribution from the Fund. For a more detailed discussion of certain aspects of the income taxation of the Fund and its investments under Federal and state law, see the more detailed discussion of U.S. federal income tax considerations in the SAI.

ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to assets of an employee benefit plan subject to ERISA (an “ERISA Plan”), or a plan or other arrangement such as an IRA or Keogh plan subject to Section 4975 of the Code (together with ERISA Plans, “Plans”) should consider, among other things, the matters described below in determining whether to cause the Plan to invest in the Fund.

ERISA imposes general and specific responsibilities on persons who are “fiduciaries” for purposes of ERISA with respect to an ERISA Plan, including prudence, diversification,

prohibited transaction and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, a fiduciary of an ERISA Plan must comply with rules adopted by the U.S. Department of Labor (the “DOL”), which administers the fiduciary provisions of ERISA. Under those rules, the fiduciary of an ERISA Plan must: (1) give appropriate consideration to, among other things, the role that the investment plays in the Plan’s portfolio, taking into account whether the investment is designed reasonably to further the Plan’s purposes; (2) examine the risk and return factors associated with the investment; (3) assess the portfolio’s composition with regard to diversification, as well as the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the Plan; (4) evaluate income tax consequences of the investment and the projected return of the total portfolio relative to the Plan’s funding objectives; and (5) consider limitations imposed by ERISA on the fiduciary’s ability to delegate fiduciary responsibilities to other parties.

Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in the DOL’s regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for its ERISA Plan, and whether the assets of the Plan would be sufficiently diversified if the investment is made. If a fiduciary of an ERISA Plan breaches his, her or its responsibilities with regard to selecting an investment or an investment course of action for the Plan, the fiduciary may be held personally liable for losses incurred by the Plan as a result of the breach.

Regulations promulgated by the DOL provide that, because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of ERISA Plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. As a result, (1) neither the Managers, Sub-Managers, or the Adviser will be fiduciaries with respect to those Plans within the meaning of ERISA, such that these parties will not be subject to ERISA’s fiduciary standards described above in their activities and (2) transactions involving the assets and investments of the Fund, the Alpha Engine, Buffer Account, and the Beta Exposure will not be subject to the provisions of ERISA or Section 4975 of the Code, which might otherwise constrain the management of these entities.

The Adviser will require an ERISA Plan proposing to invest in the Fund to represent: that it, and any fiduciaries responsible for its investments, are aware of and understand the Fund’s investment objective, policies and strategies; and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA.

Certain prospective Plan investors may currently maintain relationships with the Adviser or the Adviser or with other entities that are affiliated with the Adviser or the Adviser. Each of the Adviser or the Adviser and their affiliates may be deemed to be a party in interest or disqualified person (as defined in ERISA and the Code, respectively) to and/or a fiduciary of any

Plan to which it provides investment management, investment advisory or other services. ERISA and the Code prohibit Plan assets to be used for the benefit of a party in interest and also prohibit a Plan fiduciary from using its position to cause the Plan to make an investment from which it or certain third parties in which the fiduciary has an interest would receive a fee or other consideration. Plan investors should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the Code. A fiduciary of a Plan investing in the Fund will be required to represent: that the decision to invest in the Fund was made by it as a fiduciary that is independent of the Adviser or the Adviser, and their affiliates; that it is duly authorized to make such investment decision; and it has not relied on any individualized advice or recommendation of the Adviser, the Adviser, or their affiliates, as a primary basis for the decision to invest in the Fund and that its investment in the Fund will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Code.

The provisions of ERISA and Section 4975 of the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion contained in this prospectus, is, of necessity, general and may be affected by future publication of DOL regulations and rulings. Potential Plan investors should consult with their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Units.

ORGANIZATION AND DESCRIPTION OF UNITS

The Fund is a Delaware statutory trust organized under a Agreement and Declaration of Trust (“Declaration of Trust”) dated August 1, 2011, which provides that each Unitholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of the Fund’s Trustees or by a vote of the Fund’s Unitholders (i) if the approval of such amendment by the Unitholders is required by law, (ii) if the amendment is submitted to the Unitholders for approval by the Trustees, or (iii) in certain limited circumstances set forth in the Declaration of Trust.

The Units are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Fund’s knowledge, is there, or is there expected to be, any secondary trading market in the Units.

Subscription Terms

The Fund currently intends to accept subscriptions for Units at least five (5) business days prior to the last business day of each calendar month through such date or at such other times as may be determined by the Fund’s Board. The Fund’s Board may discontinue accepting subscriptions at any time. All subscriptions are subject to the receipt of cleared funds prior to the applicable subscription date as outlined in the subscription agreement in the full amount of the subscription. Although the Fund may accept, in its sole discretion, a subscription prior to receipt of cleared funds, a prospective Unitholder may not become a Unitholder until cleared funds have been received, and the prospective Unitholder is not entitled to interest or performance returns until accepted as a Unitholder. The Fund must have received a completed subscription agreement and other subscription documents, as well as payment for Units, at least five (5) business days before the applicable subscription date as outlined therein. The Fund reserves the right to reject any subscription for Units and the Adviser may, in its sole discretion, suspend subscriptions for Units at any time and from time to time.

Investment Minimums

The minimum initial investment in the Fund from each Unitholder is $50,000 and the minimum additional investment in the Fund is $50. The minimum initial and additional investments may be reduced by the Fund with respect to individual Unitholders or classes of Unitholders (for example, with respect to employees of the Adviser or its affiliates). The Fund may accept investments for a lesser amount under certain circumstances, including where a Unitholder has significant assets under the management of the Adviser or an affiliate, in the case of regular follow-on investments, and other special circumstances that may arise (with no specified minimum). The Fund may, in its discretion, cause the Fund to repurchase all of the Units held by a Unitholder if the capital account balance in the Fund, as a result of repurchase requests by the Unitholder, is less than $50,000.

Capital Contributions

Except as otherwise permitted by the Fund, initial and any additional contributions to the capital of the Fund by any Unitholder must be made in cash, and all contributions must be transmitted by the time and in the manner that is specified in the subscription documents of the Fund. Initial and any additional contributions to the capital to the Fund will be payable in one installment. Although the Fund may, in its discretion, accept contributions of securities, the Fund does not currently intend to accept contributions of securities. If the Fund chooses to accept a contribution of securities, the securities would be valued in the same manner as the Fund values its other assets.

Each new Unitholder must agree to be bound by all of the terms of the Fund’s Declaration of Trust. Each potential Unitholder must also represent and warrant in a subscription agreement, among other things, that the Unitholder is an Eligible Investor as described below and is purchasing a Unit for its own account and not with a view to the distribution, assignment, transfer or other disposition of the Unit.

Subscription Documents can be found in Appendix B-Subscription Documents.

Investor Eligibility

Each investor will be required to represent that he, she or it is acquiring Units directly or indirectly for the account of an Eligible Investor, which includes U.S. persons that are generally exempt from taxation in the United States, including 401(k) plans and IRAs, who meet one of the following tests:

•

Any natural person who had an individual income in excess of $200,000 in each of the two most recent years or joint income with that person’s spouse in excess of $300,000 in each of those years and who has a reasonable expectation of reaching the same income level in the current year;

•

Any natural person who has a net worth or joint net worth with that person’s spouse, at the time of purchase that exceeds $1,000,000 (“net worth” for this purpose means total assets in excess of total liabilities);

•

Any employee benefit plan within the meaning of the Employee Retirement Income Security Act of 1974 if the investment decision is made by a plan fiduciary, as defined in section 3(21) of such act, which is either a bank, savings and loan association, insurance company, or registered investment adviser, or if the employee benefit plan has total assets in excess of $5,000,000 or, if a self-directed plan, with investment decisions made solely by persons that are accredited investors;

•

A trust (i) with total assets in excess of $5,000,000, (ii) that was not formed for the purpose of investing in the Fund and (iii) of which the person responsible for directing the investment of assets in the Fund has such knowledge and experience in financial and business matters that he or she is capable of evaluating the merits and risks of the prospective investment;

•

A Manager or executive officer of the Fund;

•

An entity with total assets in excess of $5,000,000 that was not formed for the purpose of investing in the Fund and that is one of the following: (i) a corporation; (ii) a partnership; (iii) a limited liability company; or (iv) a Delaware or similar statutory trust;

•

An entity licensed, or subject to supervision, by U.S. federal or state examining authorities as a “bank,” or “savings and loan association,” (within the meaning of Regulation D under the Securities Act of 1933 (the “1933 Act”) or an account for which a bank or savings and loan association is subscribing in a fiduciary capacity;

•

A broker or dealer registered with the SEC under the Securities Exchange Act of 1934, as amended;

•

An investment company registered under the 1940 Act;

•

An entity that has elected to be treated or qualifies as a “business development company” within the meaning of Section 2(a)(48) of the 1940 Act or Section 202(a)(22) of the Advisers Act;

•

An insurance company as defined in Section 2(a)(13) of the 1933 Act;

• Any plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, if such plan has total assets in excess of $5,000,000;

•

Any private business development company as defined in section 202(a)(22) of the Investment Advisers Act of 1940;

•

A Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958, as amended; or

•

An entity in which all of the equity owners meet one or more of the qualifications set forth above.

After an initial purchase, existing Unitholders subscribing for additional Units will be required to verify their status as Eligible Investors at the time of each additional subscription. The qualifications required to invest in the Fund will appear in an application form that must be completed by each prospective Unitholder.

REPURCHASES AND TRANSFERS OF UNITS

No Right of Redemption

There is no public market for Units and none is expected to develop. Units are generally not freely transferable and liquidity will normally be provided only through limited tender offers that may be made from time to time by the Fund.  No Unitholder will have the right to require the Fund to redeem the Units or portion thereof.  An investment in the Fund is therefore suitable only for investors who can bear the risks associated with the limited liquidity of the Units.

Repurchases of Units

Units repurchased less than one year following the date of the purchase of the particular Units being tendered will be subject to an early repurchase charge of 2.00% (of repurchase proceeds) paid to the Fund.

The Fund expects to offer to repurchase outstanding Units pursuant to written tenders by Unitholders from time to time. Tender offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Units or a specific number of Units that have provided written tender requests.  Any such offer will be made only on terms that the Board determines to be fair to the Fund and to all Unitholders or persons holding Units acquired from Unitholders.  When the Board determines that the Fund will repurchase Units or portions thereof, notice will be provided to each Unitholder describing the terms thereof, and containing information Unitholders should consider in deciding whether and how to participate in such repurchase opportunity.  The Board expects that the Fund may consider offering to repurchase Units quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a business day, on the last business day of such calendar quarter). The Board will consider the following factors, among others, in making its determination:

•   The recommendation of any investment adviser;

•   Whether any Unitholders have requested to tender Units or portions thereof to the Fund;

•   The liquidity of the Fund’s assets (including fees and costs associated with withdrawing from investments);

•   The investment plans and working capital requirements of the Fund;

•   The relative economies of scale with respect to the size of the Fund;

•   The history of the Fund in repurchasing Units or portions thereof;

•   The availability of information as to the value of the Fund’s assets;

•   The economic condition of the securities markets and the economy generally as well as political, national or international developments or current affairs; and

•  The anticipated tax consequences to the Fund of any proposed repurchases of Units or portions thereof.

          The Fund’s assets consist primarily of interests in the Underlying Funds and the Beta Exposure. Therefore, in order to finance the repurchase of Units pursuant to the tender offers, the Fund may find it necessary to liquidate all or a portion of its interest in an Underlying Fund and to adjust the Beta Exposure. Because interests in an Underlying Fund’s are generally not transferable, the Fund may withdraw a portion of its interest in an Underlying Fund only pursuant to the redemption terms of that Underlying Fund which may include a redemption gate. The Fund may decide not to make a tender offer larger than the sum of the amount available for redemption from the Underlying Funds in which it holds an interest.

Due to liquidity constraints associated with an Underlying Fund’s investments in Sub-Funds, it is presently expected that, under the procedures applicable to the repurchase of Units, Units will be valued for purposes of determining their repurchase price as of a quarter end (the “Valuation Date”) that is at least 90 days after the date by which Unitholders must submit a repurchase request. Units will be repurchased at their Net Asset Value determined as of the Valuation Date.  Unitholders tendering Units for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 90 days prior to the date of repurchase by the Fund.  Unitholders who tender may not have all of the tendered Units repurchased by the Fund.  If over-subscriptions occur, the Fund may elect to repurchase less than the full amount that a Unitholder requests to be repurchased. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the amount tendered by each Unitholder.

The Fund will pay the value of the Units to be repurchased within approximately 90 days after the Valuation Date.  Payment of the purchase price for Units will consist of cash or a promissory note, which will be non-transferable and need not bear interest, in an amount equal to the percentage, as may be determined by the Board, of the estimated unaudited net asset value of the Units repurchased by the Fund determined as of the Valuation Date (or as discussed below, 95% of such value if all Units owned by a Unitholder are repurchased). This amount will be subject to adjustment within forty-five days after completion of the annual audit of the Fund’s financial statements for the fiscal year in which the repurchase is affected.  To mitigate any effects of this, if all Units owned by a Unitholder are repurchased, the Unitholder will receive an initial payment equal to 95% of the estimated value of the Units (after adjusting for fees, expenses, reserves or other allocations or redemption charges) within approximately 90 days after the Valuation Date, subject to audit adjustment, and the balance due will be determined and paid within 45 days after completion of the Trust’s annual audit. Notwithstanding anything to the contrary herein, the Board, in its discretion, may cause the Fund to pay all or any portion of the repurchase price in securities in kind (or any combination of securities in kind and cash) having a value, determined as of the date of repurchase, equal to the amount to be repurchased. All repurchases of Units will be subject to any and all conditions as the Board may impose in its sole discretion. Subject to the procedures set forth in the Declaration of Trust, the amount due to any Unitholder whose Units are repurchased will be equal to the Net Asset Value of the Unitholder’s Units, as of the Valuation Date. If all of a Unitholder’s Units are repurchased, that Unitholder will cease to be a Unitholder.

Under these procedures, Unitholders will have to decide whether to tender their Units for repurchase without the benefit of having current information regarding the value of Units as of a date proximate to the Valuation Date.  In addition, there will be a substantial period of time between the date as of which Unitholders must tender Units and the date they can expect to receive payment for their Units from the Fund.

Any Unitholder tendering Units who tenders for repurchase only a portion of the Unitholder’s Units will be required to maintain a capital account balance of at least $50,000. If a Unitholder tenders a portion of the Unitholder’s Units and the repurchase of that portion would cause the Unitholder’s capital account balance to fall below this required minimum, the Fund reserves the right to reduce the portion of Units to be purchased from the Unitholder so that the required minimum balance is maintained or to tender all of the Unitholder’s Units.  The Fund also reserves the right to reject any tender of Units for repurchase if the tendered amount is less than $10,000, unless the Unitholder is tendering all of the Unitholder’s Units.

The maximum amount of capital that will be repurchased by the Fund during any tender offer generally is not expected to exceed 25% of the Fund’s aggregate NAV on such date.  Tenders to repurchase Units exceeding the cap will be honored pro rata.

When Units are repurchased by the Fund, Unitholders will generally receive cash distributions equal to the value of the Units repurchased. However, in the sole discretion of the Fund, the proceeds of repurchases of Units may be paid by the in-kind distribution of securities held by the Fund, or partly in cash and partly in-kind. The Fund does not expect to distribute securities in-kind except in unusual circumstances, such as in the unlikely event that the Fund does not have sufficient cash to pay for Units that are repurchased or if making a cash payment would result in a material adverse effect on the Fund or on Unitholders not tendering Units for repurchase.  Such investments so distributed may consist of illiquid securities held directly by the Fund, interests in Underlying Funds or portfolio securities held by Underlying Funds that were distributed to the Fund in kind.  Such investments will not be readily marketable or saleable and may have to be held by such holders for an indefinite period of time.  As a result, an investment in the Fund is suitable only for sophisticated investors.  Any such in-kind distributions will not materially prejudice the interests of remaining Unitholders.  See “Risk Factors.”  Repurchases will be effective after receipt of all eligible written tenders of Units from Unitholders and acceptance by the Fund.

Unitholders who are deciding whether to tender their Units or portions thereof during the period that a repurchase offer is open may ascertain an estimated net asset value of their Units from the Administrator during such period.  However, because the Fund expects to determine its net asset value only on a monthly basis, approximately two weeks after the end of each month, Unitholders may not be able to obtain current information regarding the value of Units when making their decision as to whether to tender Units for repurchase.

A Unitholder who tenders all of its Units to the Fund for repurchase generally will have a taxable event.  Gain, if any, will be recognized by a tendering Unitholder only as and after the total proceeds received by such Unitholder exceed the Unitholder’s adjusted tax basis in its Units.  A loss, if any, may be recognized only after the tendering Unitholder has received full payment under the promissory note.

The Fund believes that repurchase offers generally will be beneficial to the Fund’s Unitholders, and typically will be funded from available cash or sales of portfolio securities.  However, payment for repurchased Units may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover.  The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Units.  If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Unitholders who do not tender their Units in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income.  To the extent the Fund finances repurchase proceeds by selling Fund investments, the Fund may hold a larger proportion of its total assets in less liquid securities.  Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.  Repurchase of the Fund’s Units will tend to reduce the amount of outstanding Units and, depending upon the Fund’s investment performance, its net assets.  A reduction in the Fund’s net assets will tend to increase the Fund’s expense ratio.

The Fund may cancel an offer to repurchase Units (an “Offer”), amend the Offer or postpone the acceptance of tenders made pursuant to the Offer if: (i) the Fund would not be able to liquidate portfolio securities in a manner that is orderly and consistent with the Fund's investment objective and policies in order to purchase Units tendered pursuant to the Offer; (ii) there is, in the judgment of the Board any: (a) legal action or proceeding instituted or threatened challenging the Offer or otherwise materially adversely affecting the Fund; (b) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by banks in the United States that is material to the Fund; (c) limitation imposed by Federal or state authorities on the extension of credit by lending institutions; (d) suspension of trading on any organized exchange or over-the-counter market where the Fund has a material investment; (e) commencement of war, significant increase in armed hostilities or other international or national calamity directly or indirectly involving the United States that is material to the Fund; (f) material decrease in the net asset value of the Fund from the net asset value of the Fund as of commencement of the Offer; or (g) other event or condition that would have a material adverse effect on the Fund or its investors if Units tendered pursuant to the Offer were purchased; or (iii) the Board determines that it is not in the best interest of the Fund to purchase Units pursuant to the Offer. However, there can be no assurance that the Fund will exercise its right to extend, amend or cancel the Offer or to postpone acceptance of tenders pursuant to the Offer.

The Board may impose other conditions on repurchases of Units.  Repurchases of Units by the Fund are subject to SEC rules governing issuer self-tender offers and will be made only in accordance with these rules.  The Fund believes that the repurchase procedures described above comply with these requirements.  However, if modification of the Fund’s repurchase procedures is deemed necessary to comply with regulatory requirements, the Board will adopt revised procedures designed to provide Unitholders substantially the same liquidity for Units as would be available under the procedures described above.

Mandatory Repurchase by the Fund

The Declaration of Trust of the Fund provides that the Fund may repurchase Units of a Unitholder or any person acquiring Units from or through a Unitholder under certain circumstances, including if:

•   The Units have been transferred in violation of the Declaration of Trust, or the Units have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Unitholder;

•   Ownership of the Units by a Unitholder or other person is likely to cause the Fund to be in violation of, or require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•   Continued ownership of the Units may be harmful or injurious to the business or reputation of the Fund, the Board or the investment adviser or any of their affiliated persons, or may subject the Fund or any of the Unitholders to an undue risk of adverse tax or other fiscal or regulatory consequences;

•   Any of the representations and warranties made by a Unitholder or other person in connection with the acquisition of the Units was not true when made or has ceased to be true;

•   With respect to a Unitholder subject to special regulatory or compliance requirements, such as those imposed by the Employee Retirement Income Security Act of 1974, as amended, the Bank Holding Company Act or certain Federal Communication Commission regulations, such Unitholder will likely be subject to additional regulatory or compliance requirements by virtue of continuing to hold Units; or

•   It would be in the best interests of the Fund, as determined by the Board, for the Fund to repurchase the Units.

 Unitholders whose Units, or a portion thereof, are redeemed by the Fund will not be entitled to a return of any amount of sales load, if any, that may have been charged in connection with the Unitholder’s purchase of Units.

Transfer Restrictions

The Units are subject to substantial restrictions on transferability.

Any Units held by a Unitholder may be transferred only (1) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Unitholder or (2) under certain limited instances set out in the Declaration of Trust, with the consent of the Board (which may be withheld in the Board’s sole and absolute discretion).  If a Unitholder transfers Units with the approval of the Board, the Board will promptly take all necessary actions so that each transferee or successor to whom or to which the Units are transferred is admitted to the Fund as a Unitholder.

No transfer will be permitted unless the Fund consults with its counsel and counsel confirms that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation. Notwithstanding a finding that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation, the Board generally may not consent to a transfer of a Unit (or portion of a Unit) unless the following conditions are met: (1) the transferring Unitholder has been a Unitholder for at least six months; (2) the proposed transfer is to be made on the valuation date of an offer by the Fund to repurchase the Unit (or portion of the Unit); and (3) the transfer is one in which the tax basis of the Unit in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring Unitholder (e.g., certain transfers to affiliates). Notice to the Fund of any proposed transfer of an interest must include evidence satisfactory to the Board that the proposed transferee is an Eligible Investor.

A Unitholder that transfers an interest may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

By purchasing a Unit, each Unitholder has agreed to indemnify and hold harmless the Fund, the Board, the Adviser, each other Unitholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such Unitholder in violation of these provisions or any misrepresentation made by such Unitholder in connection with any such transfer.

Dividends and Distributions

It is not anticipated that distributions will be paid by the Fund on a regular basis. To the extent that distributions are authorized by the Board, they will be paid in cash or in kind on a proportionate basis in accordance with the investment percentages of the Unitholders.

Minimum Investment

The minimum initial investment is $50,000 and the minimum subsequent investment is $50.  The Fund may reduce the minimum initial investment amount with respect to individual investors or classes of investors (for example, with respect to certain key employees, officers or directors of the Fund, the Adviser or their affiliates) to an amount not less than $25,000.

Distributions, Voting and Liquidation Rights

Each common Unit of beneficial interest of the Fund has one vote and Units participate equally with other Units in distributions when and if declared by the Fund and in the Fund’s net assets upon liquidation. All Units, when issued, are fully paid and are non-assessable by the Fund. There are no preemptive or conversion rights applicable to the Units. Fund Units do not have cumulative voting rights and, as such, holders of more than 50% of the Units voting for Trustees can elect all Trustees and the remaining Unitholders would not be able to elect any Trustees. The Fund does not intend to hold annual meetings of Unitholders.

Anti-Takeover Provisions in the Declaration of Trust

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund. In addition, in the event a secondary market were to develop in the Units, such provisions could have the effect of depriving Unitholders of an opportunity to sell their Units at a premium over prevailing market prices.

Table of Contents of Statement of Additional Information

Contents

   Page

INVESTMENT POLICIES AND PRACTICES

70

REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF UNITS

80

BOARD OF TRUSTEES

82

INVESTMENT ADVISORY SERVICES

84

PORTFOLIO MANAGER

85

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER

86

THE FUND EXPENSES

86

CODE OF ETHICS

87

VOTING OF PROXIES

88

CERTAIN TAX CONSIDERATIONS

88

ERISA CONSIDERATIONS

103

VALUATION OF ASSETS

104

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

108

LEGAL COUNSEL

108

CUSTODIAN

108

SUMMARY OF DECLARATION OF TRUST

108

FUND ADVERTISING AND SALES MATERIAL

111

FINANCIAL STATEMENTS

111

MAILINGS TO UNITHOLDERS

In order to reduce duplicative mail and fees and expenses of the Fund, we will send a single copy of the Fund’s Prospectus and Unitholder reports to your household even if more than one family Unitholder in your household owns Units of the Fund. Additional copies of the Prospectus and Unitholder reports may be obtained by calling (    ) ___________. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request. The Fund will mail these and other account documents without charge, but may charge for special services such as requests for historical transcripts of accounts.

NOTICE OF PRIVACY POLICY & PRACTICES

FSI Low Beta Absolute Return Fund, TEI recognizes and respects the privacy concerns and expectations of our customers.

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

•   Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•   Account History, including information about the transactions and balances in a customer’s accounts; and

•   Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the Fund.

DISCLOSURE OF CUSTOMER INFORMATION

          We may disclose all of the information described above to certain third parties who are not affiliated with the FSI Low Beta Absolute Return Fund, TEI under one or more of these circumstances:

•   As Authorized -- if you request or authorize the disclosure of the information.

•   As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the Fund is permitted and is essential for us to provide Unitholders with necessary or useful services with respect to their accounts.

•   Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

We require service providers to the FSI Low Beta Absolute Return Fund, TEI (the “Fund”)

•   To maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Fund; and

•   To maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the FSI Low Beta Absolute Return Fund, TEI.

          We will adhere to the policies and practices described in this notice regardless of whether you are a current or former Unitholder of FSI Low Beta Absolute Return Fund, TEI.

_____________________________

(1) For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to ___________, but do not invest in FSI Low Beta Absolute Return Fund, TEI Units.

STATEMENT OF ADDITIONAL INFORMATION

[date], 2011

FSI Low Beta Absolute Return Fund, TEI

[address]

Registrant’s Telephone Number: (_______________)

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to and should be read in conjunction with the Prospectus of the FSI Low Beta Absolute Return Fund, TEI (the “Fund”) dated [date], 2011 (the “Prospectus”). A copy of the Prospectus may be obtained by contacting the Fund at the telephone number or address set forth above. Capitalized terms used herein have the same meaning as assigned to them in the Prospectus.

Contents

   Page

INVESTMENT POLICIES AND PRACTICES

70

REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF UNITS

80

BOARD OF TRUSTEES

82

INVESTMENT ADVISORY SERVICES

84

PORTFOLIO MANAGER

85

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER

86

THE FUND EXPENSES

86

CODE OF ETHICS

87

VOTING OF PROXIES

88

CERTAIN TAX CONSIDERATIONS

88

ERISA CONSIDERATIONS

103

VALUATION OF ASSETS

104

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

108

LEGAL COUNSEL

108

CUSTODIAN

108

SUMMARY OF DECLARATION OF TRUST

108

FUND ADVERTISING AND SALES MATERIAL

111

FINANCIAL STATEMENTS

111

INVESTMENT POLICIES AND PRACTICES

The investment objective and principal investment strategies of the FSI Low Beta Absolute Return Fund, TEI are set forth in the Prospectus. Also set forth in the Prospectus are the principal risks associated with the investment strategies of the Underlying Funds.

As described in the Prospectus, the Fund intends to achieve its goal principally through implementation of a Portable Alpha strategy by (1) creating a synthetic fixed income index (the “Beta Exposure”) by buying U.S. Treasury futures, Barclay’s Capital Aggregate Bond Index futures and, where futures are not available to create a desired segment of the synthetic fixed income index, entering into derivatives contracts, in an aggregate face amount, or notional value, of the aggregate investment in the Fund, (2) maintaining a portion of the Fund’s total assets in high qualify fixed-income securities, money market instruments, repurchase agreements and money market mutual funds, or hold cash or cash equivalents in such amounts as are deemed necessary to act as a buffer for periodic settlement of the fluctuation of the Beta Exposure (the “Buffer Account”) and (3) creating Alpha, i.e., return separate from that realized from the Beta Exposure, (the “Alpha Engine”) by directly and indirectly allocating assets to various investment managers (“Sub-Managers”) that pursue a variety of alternative investment strategies through various pooled investment vehicles. The Fund will typically invest in pooled investment vehicles (the “Funds of Hedge Funds”) that are managed by other investment managers that act as “managers of managers” (“Managers”) and generally employ a diversified multi-strategy approach. The Funds of Hedge Funds will allocate assets to Sub-Managers through their investment in the Sub-Manager’s hedge funds (the “Sub Funds”). However, the Fund may also allocate assets directly to Sub-Managers by investing directly in hedge funds with a focused investment approach (“Direct Funds” and, together the “Funds of Hedge Funds”, the “Underlying Funds”).

Fundamental Policies

The Fund’s stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding shares of beneficial interest of the Fund (the “Units”), are listed below. Each Underlying Fund may have substantially different fundamental investment restrictions.  As defined by the 1940 Act, the vote of a “majority of the outstanding shares of beneficial interest of the Fund” means the vote, at an annual or special meeting of Unitholders duly called, (a) of 67% or more of the Units present at such meeting, if the holders of more than 50% of the outstanding Units of the Fund are present or represented by proxy; or (b) of more than 50% of the outstanding Units of the Fund, whichever is less. The Fund may not, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, or interpretations, orders or other guidance provided by the SEC or its staff:

•   Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objectives and strategies;

•   Underwrite securities issued by other persons;

•   Make loans to other persons;

•   Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

•   Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

•   Invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund’s investment policies and restrictions do not apply to the activities and transactions of Underlying Funds (as defined herein) in which assets of the Fund are invested through , but will apply to investments made by the Fund directly (or any account consisting solely of the Fund’s assets).

The Fund and the Underlying Funds’ investment objectives are non-fundamental and may be changed by the Board of Trustees and each Manager.

Certain Portfolio Securities and Other Operating Policies

As discussed in the Prospectus, the Fund will allocate between 80% to 94% of total Fund assets in the Alpha Engine. The Alpha Engine will be made up of the Underlying Funds (including primarily unregistered investment funds, as well as registered investment companies to the extent permitted under Section 12(d) of the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations thereunder). With certain exceptions, such provisions generally permit the Fund to invest up to 3% of the shares of another investment company. The Fund may invest in assets in accordance to Section 12(d)(1)(f) of the 1940 Act and may exceed 5% of total assets in another investment company or 10% of total assets invested among multiple investment companies. The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.  The Underlying Funds will generally consist of two or more Funds of Hedge Funds supplemented by Direct Funds as deemed appropriate by the Adviser. The result is a portfolio of

Underlying Funds that employ a variety of alternative investment strategies. These investment strategies have the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as “alternative investment strategies” in contrast to the investment programs of “traditional” registered investment companies, such as mutual funds. Additional information regarding the types of securities and financial instruments in which Managers may invest the assets of Hedge Funds, and certain of the investment techniques that may be used by Hedge Fund Managers, are set forth below.

Equity Securities. The investment portfolios of the Underlying Funds and Sub-Funds may include long and short positions in common stocks, preferred stocks and convertible securities of U.S. and foreign issuers. The value of such equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations may be pronounced.

Generally, Managers and Sub-Managers may invest in equity securities without restriction. These investments may include securities issued by companies having relatively small capitalizations, including “micro cap” companies. The prices of the securities of smaller companies may be more volatile than the security prices of larger, more established companies. Such securities are often subject to risks that may not exist or may be less pronounced in the securities of larger companies.

Fixed-Income Securities. Managers and Sub-Managers may trade both investment grade and non-investment grade fixed-income securities. Fixed-income securities include bonds, notes and debentures issued by U.S. and foreign corporations and governments. Investment grade fixed-income securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a “Rating Agency”) in one of the four highest rating categories or, if not rated by a Rating Agency, have been determined by a Manager or Sub-Manager to be of comparable quality. Fixed-income securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations.

Fixed-income investors are subject to the risk that the issuer of such securities may be unable or unwilling to meet its principal and/or interest payment obligations. The investor may also experience security price volatility due to factors such as interest rate and/or credit spread fluctuations, changes in the perceived creditworthiness of the issuer and varying levels of market liquidity. Certain fixed-income securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and may subject investors to significant yield reductions and/or a loss of principal.

Non-investment grade fixed-income securities, including certain convertible debt securities, are considered by Rating Agencies to be predominantly speculative with respect to their issuer’s capacity to pay interest and/or repay principal. Non-investment grade securities in the lowest rating categories may be subject to a substantial risk of default or may be in default. Issuers of non-investment grade securities are generally more susceptible to adverse changes in the economic and business environment than issuers of investment grade securities. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities.

Non-U.S. Securities. Underlying Funds and Sub-Funds may invest in equity and fixed income securities of non-U.S. issuers and in depositary receipts such as American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) that represent indirect interests in securities of non-U.S. issuers. Non-U.S. securities may be listed on non-U.S. securities exchanges or traded on non-U.S. over the counter markets. Additionally, they may be purchased in private placements and may not be publicly traded. Investments in non-U.S. securities may be affected by risk factors that either do not exist or are less significant in U.S. securities. These factors are listed in the Prospectus under Risk Factors.

As a general matter, Managers and Sub-Managers are not required to hedge against foreign currency exposure in their portfolios. Consequently, exchange rate fluctuations may cause an Underlying Fund or Sub-Fund to suffer losses on foreign currency denominated securities even though such securities may have appreciated when valued in their base currencies. An Underlying Fund or Sub-Fund may from time to time enter into forward currency exchange contracts (“forward contracts”) either for hedging purposes or to pursue its investment objective. Such contracts create an obligation to purchase or sell a specified currency at a future date at a specified price. When used for hedging purposes, forward contracts allow a Manager or Sub-Manager to attempt to insulate an Underlying Fund or Sub-Fund from currency exchange rate volatility risks that may arise from an existing or a planned non-U.S. security portfolio position. There can be no assurance, however, that forward contracts provide an adequate or appropriate hedge when used in this manner. Managers and Sub-Managers may also use forward contracts as speculative trading instruments in situations such as where they anticipate changes in currency exchange rates.

Managers and Sub-Managers may invest in ADRs, GDRs or other securities convertible into securities of corporations based in foreign countries. These securities may not necessarily be denominated in the same currency as the security into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and traded in U.S. securities markets and GDRs, in bearer form, are denominated in other currencies and are traded in foreign securities markets. Issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S., and therefore, there may be less information available regarding such investments. Additionally, ADRs and GDRs may expose Underlying Funds and Sub-Funds to currency exchange rate volatility.

Money Market Instruments. For defensive purposes during periods of adverse market or economic conditions, the Fund, the Underlying Funds and Sub-Funds may invest some or all of their assets in cash or cash equivalents, such as money market instruments and other short term obligations, at the discretion of the Adviser and/or the Managers and Sub-Managers,

respectively. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation and reverse repurchase agreements entered into with banks or broker-dealers.

Repurchase Agreements. Repurchase agreements involve the sale of a security by the Fund, an Underlying Fund or Sub-Fund to a bank or securities dealer and the simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the counterparty to a repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund, the Underlying Fund or Sub-Fund. Repurchase agreements may also increase the Fund’s, Underlying Funds’ or Sub-Funds’ level of leverage.

Speculative and Hedging Investment Techniques. Underlying Funds or Sub-Funds may use a variety of special investment techniques as more fully discussed below to hedge a portion of their investment portfolios against various risks or other factors that generally affect the values of securities. They may also use these techniques for non-hedging purposes in pursuing their investment objectives. These techniques may involve the use of derivative transactions. The techniques that Underlying Funds or Sub-Funds may employ may change over time as new instruments and techniques are introduced or as a result of regulatory developments. Certain of the special investment techniques that Underlying Funds or Sub-Funds may use are speculative and involve a high degree of risk, particularly when used for non-hedging purposes. It is possible that any hedging transaction may not function as anticipated and that an Underlying Funds or Sub-Funds may suffer losses as a result of its hedging activities.

Short Selling. Underlying Funds or Sub-Funds may engage in short selling. Short selling involves selling securities, which may or may not be owned by borrowing the securities and delivering them to a purchaser, with an obligation to return the borrowed securities at a later date. Short selling allows the investor to profit from declines in market prices. However, to the extent that the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities results in a loss. Possible losses from short sales differ from losses on long positions because losses from short sales may be unlimited whereas losses from purchases cannot exceed the total amount invested. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the losses from short sales.

Use of Leverage. The Fund does not intend to borrow at the Fund level. However, the Direct Funds and Sub-Funds, and to a lesser extent Funds of Hedge Funds, may borrow and may use significant leverage by purchasing instruments with the use of borrowed funds, selling securities short, trading options or futures contracts, using total return swaps or repurchase agreements and/or other means, which would increase any losses incurred. The more leverage that is employed, the more likely a substantial change will occur, either up or down, in the value of the instrument. Because of the comparatively small intrinsic profits in relative value positions, some Sub-Managers may use leverage to acquire extremely large positions in an effort to meet their rate of return objectives. Consequently, they may be subject to major losses in the event that market disruptions destroy the hedged nature of such positions. The use of leverage may also increase the volatility of performance.

Derivatives. The Fund, Underlying Funds or Sub-Funds may engage in transactions involving options, futures and other derivative financial instruments. Derivatives may be volatile and involve a variety of types and degrees of risk. Derivatives permit the Fund, Underlying Funds or Sub-Funds to increase or decrease the level of risk, or change the character of the risk, to which their portfolios are exposed in much the same way as they can increase or decrease the level of risk, or change the character of the risk, of their portfolios by making investments in specific securities. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small derivative position could have a large potential impact on the Fund’s, an Underlying Funds’ or Sub-Funds’ performance.

If the Fund, an Underlying Fund or Sub-Fund invests in derivatives at an inopportune time or its manager judges market conditions incorrectly, such an investment may lower the Fund’s, Underlying Funds’ or Sub-Funds’ return or result in a loss. A Fund or an Underlying Fund or Sub-Fund exposed to derivatives may also experience losses if its derivatives are poorly correlated with its other investments, or if the Fund, Underlying Fund or Sub-Fund is unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.

Options and Futures. Underlying Funds or Sub-Funds may utilize options and futures contracts. They also may use so-called “synthetic” options (notional principal contracts with characteristics of an over-the-counter option) or other derivative instruments written by broker-dealers or other permissible financial intermediaries. Such transactions may be effected on securities exchanges, in the over-the-counter market or negotiated directly with counterparties. When such transactions are purchased over-the-counter or negotiated directly with counterparties, an Underlying Fund or Sub-Fund bears the risk that the counterparty will be unable or unwilling to perform its obligations under the option contract. Such transactions may also be illiquid and, in such cases, an Underlying Fund or Sub-Fund may have difficulty closing out its position. Over-the-counter options and synthetic transactions purchased and sold by Underlying Funds or Sub-Funds may include options on baskets of specific securities.

Underlying Funds or Sub-Funds may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue their investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at the time of, or prior to, the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at the time of, or prior to, the expiration of the option. A covered call option is a call option with respect to which an Underlying Fund or Sub-Fund owns the underlying security. The sale of such an option exposes an Underlying Fund or Sub-Fund during the term of the option to a possible loss of the opportunity to realize appreciation in the market price of the underlying security or to a possible loss due to the continued holding of a security that might otherwise have been sold to protect against its price depreciation. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on an Underlying Fund’s or Sub-Fund’s books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by the Underlying Funds or Sub-Funds need not be covered.

An Underlying Fund or Sub-Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Underlying Fund or Sub-Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, an Underlying Fund or Sub-Fund would ordinarily effect a similar “closing sale transaction”, which involves liquidating a position by selling the option previously purchased, although the Underlying Funds or Sub-Funds could exercise the option should it deem it advantageous to do so.

Synthetic option transactions involve the use of two financial instruments that, together, replicate the economic characteristics of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the potential addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

Underlying Funds or Sub-Funds may trade in derivatives that are subject to regulation by the Commodity Futures Trading Commission (the “CFTC”. The Fund has claimed an exemption from the Commodity Pool Operator (“CPO” registration and disclosure requirements under the rules of the CFTC and therefore are not subject to regulation or registration as a CPO.

Underlying Funds or Sub-Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading or arbitrage opportunities not available in the United States. Investments in foreign markets, however, may pose greater risks than investments in domestic markets. For example, some foreign exchanges are principal markets in which no common clearing facility exists, and an investor may look only to its broker counterparty to buy or sell a security traded on such an exchange. In addition, any profits that might be realized in trading could be eliminated by adverse currency exchange rate movements. Similarly, such adverse exchange rate movements could result in a loss. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Engaging in futures transactions involves risk of loss, which could adversely affect the value of an Underlying Fund’s or Sub-Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting an Underlying Fund or Sub-Fund to substantial losses.

Successful use of futures is also subject to a Managers or Sub-Managers ability to correctly predict movements in the direction of the relevant market, and, to the extent that the transaction is entered into for hedging purposes, to determine the correlation between the instrument being hedged and the futures contract.

Some or all of the Underlying Funds or Sub-Funds may purchase and sell stock index futures contracts and single stock futures contracts. A stock index future obligates an Underlying Fund or Sub-Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’ last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in those securities on the next business day. A single stock future obligates an Underlying Fund or Sub-Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the stock at the opening of trading on the next business day.

Some or all of the Underlying Funds or Sub-Funds may purchase and sell interest rate futures contracts. An interest rate future represents an obligation to purchase or sell an amount of a specific debt security at a future date at a specific price.

Some or all of the Underlying Funds or Sub-Funds may purchase and sell currency futures. A currency future creates an obligation to purchase or sell an amount of a currency on a future date at a specified price.

Options on Securities Indices. Some or all of the Underlying Funds or Sub-Funds may purchase and sell call and put options on stock indices listed on securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes to pursue their investment objectives. A stock index fluctuates with changes in the market values of the stocks included in the index. Accordingly, successful use by an Underlying Fund or Sub-Fund of options on stock indices will be subject to the Underlying Funds’ or Sub-Funds’ ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Warrants and Rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights associated with the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Swap Agreements. Underlying Funds or Sub-Funds may enter into equity, interest rate and index and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an investment was made directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by an Underlying Fund or Sub-Fund would require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, an Underlying Fund’s or Sub-Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). If the counterparty to a swap defaults, an Underlying Fund’s or Sub-Fund’s risk of loss typically consists of the net amount of payments that it contractually is entitled to receive.

Lending Portfolio Securities. An Underlying Fund or Sub-Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Underlying Fund or Sub-Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which enable the Underlying Fund or Sub-Fund an opportunity to earn interest on the amount of the loan and on the loaned securities collateral. An Underlying Fund or Sub-Fund typically will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Underlying Fund or Sub-Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Underlying Fund or Sub-Fund.

When-Issued, Delayed Delivery and Forward Commitment Securities. To reduce the risk of changes in securities prices and interest rates, an Underlying Fund or Sub-Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when the Underlying Fund or Sub-Fund enters into the commitment, but the Underlying Fund or Sub-Fund does not make payment until it receives delivery from the counterparty. After an Underlying Fund or Sub-Fund commits to purchase such securities, but before delivery and settlement, it may sell the securities.

Securities purchased on a forward commitment, or when-issued or delayed delivery basis are subject to changes in value, i.e., appreciating when interest rates decline and depreciating when interest rates rise, based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates and/or credit spreads. Securities so purchased may expose an Underlying Fund or Sub-Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when an Underlying Fund or Sub-Fund is fully or almost fully invested increases such Underlying Fund’s or Sub-Fund’s leverage which would magnify losses. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by an Underlying Fund or Sub-Fund on a forward basis will not honor its purchase obligation. In such cases, the Underlying Fund or Sub-Fund may incur a loss.

Certain Underlying Funds or Sub-Funds in which the Fund invests may hold a limited portion of their portfolio investments in one or more specially-designated accounts (“Side Pockets”). Side Pockets are generally utilized to hold illiquid investments, the market values of which are not readily ascertainable. In addition, an investor in an Underlying Fund or Sub-Fund which holds such investments in Side Pockets, including the Fund, is generally not able to redeem the portion of its interest in the Underlying Fund that is attributable to the Side Pocket. The valuation of Side Pockets involves estimates, uncertainties and judgments, and if such valuations prove to be inaccurate or delayed, the net asset value of the Fund, and correspondingly that of the Fund, may be overstated or understated. Because subscriptions and redemptions of the Fund are based on the Fund’s net asset value any such overstatement or understatement may adversely affect incoming or redeeming Unitholders or remaining Unitholders. The Fund’s Board has adopted policies governing the Fund’s participation in side pocket investments.

REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF UNITS

Tender Offers

As discussed in the Prospectus, to provide a limited degree of liquidity to Unitholders, the Fund may from time to time offer to repurchase Units pursuant to written tender offers. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board of the Fund in its sole discretion, pursuant to such tender offers. In determining whether the Fund should repurchase Units from Unitholders pursuant to written tenders, the Board will consider various factors, including but not limited to those listed in the Prospectus. Unitholders must provide written tender request as to their intention to tender all or a portion of their units at least 90 days prior to the next possible tender offer. The Board expects that the Fund may consider offering to repurchase Units quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if such date is not a business day, on the last business day of such calendar quarter).

The Board will cause the Fund to make offers to repurchase Units from Unitholders pursuant to written tenders only on terms it determines to be fair to the Fund and to Unitholders or persons holding Units acquired from Unitholders. When the Board determines that the Fund will repurchase Units, notice will be provided to each Unitholder describing the terms thereof, and containing information Unitholders should consider in deciding whether and how to participate in such a tender offer. Unitholders who are deciding whether to tender their Units during the period that a tender offer is open may ascertain an estimated net asset value of their Units from the Fund. If a tender offer is oversubscribed by Unitholders, the Fund will repurchase only a pro-rata portion of the Units tendered by each Unitholder.

The Fund’s assets consist primarily of interests in the Underlying Funds and the Beta Exposure. Therefore, in order to finance the repurchase of Units pursuant to the tender offers, the Fund may find it necessary to liquidate all or a portion of its interest in an Underlying Fund and to adjust the Beta Exposure. Because interests in an Underlying Fund’s are generally not transferable, the Fund may withdraw a portion of its interest in an Underlying Fund only pursuant to the redemption terms of that Underlying Fund which may include a redemption gate. To the extent that redemptions from an Underlying Fund exceed a gate, the amount of the Underlying Fund’s interests which the Fund may tender for repurchase will be reduced on a pro rata basis with other investors in the Underlying Fund and the Fund’s offer to repurchase its interests will be correspondingly reduced.

Payment for repurchased Units may require the Fund to liquidate a portion of its interest in an Underlying Fund in which it is invested, which may, in turn, be required to liquidate some of its portfolio holdings earlier than the Adviser would otherwise liquidate such holdings, which may result in losses, and may increase the Fund’s portfolio turnover. The Adviser intends to take measures (subject to such policies as may be established by the Board) to attempt to minimize potential losses and turnover resulting from the repurchase of Units.

Mandatory Redemptions

As noted in the Prospectus, the Fund has the right to repurchase Units of a Unitholder or any person acquiring Units from or through a Unitholder under certain circumstances. Such mandatory repurchases may be made if:

•   The Units have been transferred in violation of the Declaration of Trust, or the Units have vested in any person other than by operation of law as the result of the death, dissolution, bankruptcy, insolvency or adjudicated incompetence of the Unitholder;

•   Ownership of the Units by a Unitholder or other person is likely to cause the Fund to be in violation of, or require registration of any Units under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•   Continued ownership of the Units may be harmful or injurious to the business or reputation of the Fund, the Board or the investment adviser or any of their affiliated persons, or may subject the Fund or any of the Unitholders to an undue risk of adverse tax or other fiscal or regulatory consequences;

•   Any of the representations and warranties made by a Unitholder or other person in connection with the acquisition of the Units was not true when made or has ceased to be true;

•   With respect to a Unitholder subject to special regulatory or compliance requirements, such as those imposed by the Employee Retirement Income Security Act of 1974, as amended, the Bank Holding Company Act or certain Federal Communication Commission regulations, such Unitholder will likely be subject to additional regulatory or compliance requirements by virtue of continuing to hold Units; or

•   It would be in the best interests of the Fund, as determined by the Board, for the Fund to repurchase the Units.

Transfers of Units

No person may become a substituted Unitholder without the written consent of the Board, which consent maybe withheld for any reason in its sole discretion. A Unit (or portion of a Unit) held by a Unitholder may be transferred only (1) by operation of law due to the bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Unitholder or (2) under certain limited circumstances, with the written consent of the Board (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances). No transfer will be permitted unless the Fund consults with its counsel and counsel confirms that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation. Notwithstanding a finding that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation, the Board generally may not consent to a transfer of a Unit (or portion of a Unit) unless the following conditions are met: (1) the transferring Unitholder has been a Unitholder for at least six months; (2) the proposed transfer is to be made on the valuation date of an offer by the Fund to repurchase the Unit (or portion of the Unit); and (3) the transfer is one in which the tax basis of the Unit in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring Unitholder (e.g., certain transfers to affiliates). Notice to the Fund of any proposed transfer of an interest must include evidence satisfactory to the Board that the proposed transferee is an Eligible Investor.

Any transferee meeting the Fund’s eligibility requirements that acquires Units in the Fund by operation of law as the result of the death, divorce, dissolution, bankruptcy, insolvency or incompetency of a Unitholder or otherwise, will be entitled to the allocations and distributions allocable to the Units so acquired and to transfer such Units in accordance with the terms of the Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”), but will not be entitled to the other rights of a Unitholder unless and until such transferee becomes a substituted Unitholder as provided in the Declaration of Trust. If a Unitholder transfers Units with the approval of the Board, the Fund will promptly take all necessary actions to admit such transferee as a Unitholder. Each Unitholder and transferee is required to pay all expenses, including attorneys’ and independent registered public accounting firm’s fees, incurred by the Fund in connection with such transfer. If such a transferee does not meet the Unitholder eligibility requirements, the Fund reserves the right to redeem its Units. Any transfer of Units in violation of the Declaration of Trust will not be permitted and will be void.

The Declaration of Trust provides, in part, that each Unitholder has agreed to indemnify and hold harmless the Fund, the Managers, the Adviser, each other Unitholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such Unitholder in violation of these provisions or any misrepresentation made by such Unitholder in connection with any such transfer.

BOARD OF TRUSTEES

The Board provides broad oversight over the operations and affairs of the Fund, and have overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund’s businesses. The Board exercises the same powers, authority and responsibilities on behalf of the Fund, as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Board of Trustees are not required to contribute to the capital of the Fund or to hold Units of the Fund or an interest in the Fund. A majority of the Board of Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below. Each Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”), is indicated by an appropriate footnote. The address of each person listed below is [address].

Trustees

		Term of		Number of
		Office and	Principal	Funds in	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name Address	Held with	Time	During Past Five	Overseen	Held by
and Age	Company	Served	Years	by Trustee	Trustee

(1)

Each Trustee serves until retirement, resignation or removal from the Fund’s Board. Trustees may be removed in accordance with the Declaration of Trust with or without cause by, a vote of a majority of the Unitholders, if at a meeting, or by a vote of Unitholders holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Unitholders if by written consent.

Principal Officers Who are Not Trustees

		Term of		Number of
		Office and	Principal	Funds in	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name Address	Held with	Time	During Past Five	Overseen	Held by
and Age	Company	Served	Years	by Trustee	Trustee

(1)	Each officer of the Funds serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

As of_______________2011, no Trustee or officer of the Fund owned any Units of the Fund.

Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $_______and meeting attendance fees of $_____for each combined meeting of the Board that he or she attends. Each Committee member is compensated $____ per Committee meeting that he or she attends. Independent Trustees are reimbursed for their travel expenses related to Board meetings. The Trustees do not receive any pension or retirement benefits from the Fund. The officers of the Fund do not receive any additional compensation from the Fund.

The Board has formed an Audit Committee composed of ____________  _____________  _____________ The functions of the Audit Committee are: (1) to oversee the Fund’s accounting and financial reporting policies and practices, its internal controls and, as the Audit Committee may deem necessary or appropriate, the internal controls of certain of the Fund’ s service providers; (2) to oversee the quality and objectivity of the Fund’s financial statements and the independent audit of those statements; and (3) to the extent that Trustees are not members of the Audit Committee, to act as a liaison between the Fund’s independent registered public accounting firm and Board. The Chairman of the Audit Committee, _____________, receives no additional compensation in connection with serving in such position.

The Board has formed a Nominating Committee composed of __________  _____________  __________. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by Unitholders.

The Board has formed a Pricing and Valuation Committee composed of _____  ___________  __________ and certain employees of the Adviser appointed by the Chairman who are not voting members. The Pricing and Valuation Committee is responsible for: (i) periodically reviewing the Fund’s procedures for valuing securities, and making any recommendations to the Fund with respect thereto; (ii) reviewing proposed changes to those procedures; (iii) periodically reviewing information regarding industry developments in connection with valuation; and (iv) periodically reviewing information regarding fair value and liquidity determinations made pursuant to the procedures, and making recommendations to the Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the Board simultaneously). The Chairman of the Pricing and Valuation Committee, _________________, receives no compensation from the Fund in connection with serving in such position.

INVESTMENT ADVISORY SERVICES

The Adviser

Pursuant to the terms of an investment advisory agreement entered into between the Fund and the Adviser dated as of _____________, 2011 (the “Advisory Agreement”) the Adviser is

responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner consistent with the investment objective and policies of the Fund.

As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreements, the Fund will pay the Adviser a quarterly fee (the “Management Fee”) computed at the annual rate of 0.75% of the aggregate value of its outstanding interests determined as of the last day of the month and payable each calendar quarter (before any repurchases of interests).

The Advisory Agreement provides that in the absence of (i) willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties under the Advisory Agreement; or (ii) reckless disregard of its obligations and duties under the Advisory Agreement; or (iii) a loss resulting from a breach of a fiduciary duty regarding receipt of compensation for services (in which case any award of damages shall be as set forth in Section 36(b)(3) of the 1940 Act), the Adviser is not subject to any liability to the Fund or any Unitholder for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services, including without limitation, any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security on behalf of the Fund. In addition, it provides that the Adviser may act as investment adviser for any other person, firm or corporation.

Certain of the Fund’s accounts, books and other documents required to be maintained under the 1940 Act are maintained by the Administrator at [address], and by the Custodian at __________________.

PORTFOLIO MANAGER

The person responsible for investment decisions with respect to the Fund is: Mr. Gary W. Gould

Mr. Gould has managed Portable Alpha exposure since October 1, 1998. He has twelve years of experience utilizing and providing due diligence on individual Hedge Fund and Hedge Fund of Funds strategies. In addition, Mr. Gould has ten years of experience utilizing index futures to provide beta exposure. The combined staff for the Adviser, Sub-Adviser and the Hedge Fund of Funds total in excess of 50 investment professionals

The following information is for the person(s) who are primarily responsible for day-to-day management of the Fund:

Name	Title	Length of Service	Business Experience for Past 5 Years
Gary W. Gould	Managing Principal	14 years	Financial Solutions, Inc.

Account Management Disclosure, Adviser and Sub-Adviser
	Number of Other Accounts Managed And		Number of Accounts and Assets For Which Advisory Fee is Performance-Based
Assets by Account Type

	Other			Other
	Pooled		Registered	Pooled
	Investment	Other	Investment	Investment	Other
Name of Portfolio Manager	Vehicles	Accounts	Companies	Vehicles	Accounts
	($mils)	($mils)
Gary W. Gould

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER

As of [date], the portfolio manager listed above did not have any interest in the Fund.

Compensation Disclosure

The portfolio manager receives a salary and participates in the profitability of the firm based on this ownership. No distinction is made in any way between any investors in the Fund.

THE FUND EXPENSES

The Fund will bear all expenses incurred in its business and operations. Expenses borne by the Fund include, but are not limited to, the following:

•   All costs and expenses associated with the registration of the Fund under, and compliance with, any applicable federal or state laws;

•   Attorneys fees and disbursements associated with updating the Fund’s registration statement, Prospectus and other offering related documents (the “Offering Materials”); the costs of printing the Offering Materials; the costs of distributing the Offering Materials to prospective investors; and attorneys’ fees and disbursements associated with the preparation and review thereof;

•   The costs and expenses of holding meetings of the Board and any meetings of Unitholders, including legal costs associated with the preparation and filing of proxy materials;

•   The fees and disbursements of the Fund’s counsel, legal counsel to the Independent Trustees, independent registered public accounting firm for the Fund and other consultants and professionals engaged on behalf of the Fund;

•   All costs and expenses associated with the Fund’s tender offers;

•   The fees payable to various service providers ;

•   All costs and expenses of preparing, setting in type, printing and distributing reports and other communications to Unitholders;

•   The costs of a fidelity bond and any liability insurance obtained on behalf of the Fund;

•   All expenses associated with computing the Fund’s net asset value, including any equipment or services obtained for these purposes; and

•   Such other types of expenses as may be approved from time to time by the Board.

The Underlying Funds bear all expenses incurred in connection with their operations. These expenses are similar to those incurred by the Fund. The Managers generally will charge asset-based fees to and receive performance-based allocations from the Underlying Funds, which will generally reduce the investment returns of the Underlying Funds and the amount of any distributions from the Underlying Funds to the Fund. These expenses, fees and allocations will be in addition to those incurred by the Fund itself.

CODE OF ETHICS

The Trust and the Adviser and ____________________ (the “Distributor”) have adopted a code of ethics. The code is designed to detect and prevent improper personal trading by their personnel, including investment personnel who might compete with or otherwise take advantage of the Fund’s portfolio transactions. Covered persons include the Trustees and the members of the Investment Committee, as well as employees of the Adviser having knowledge of the investments and investment intentions of each Underlying Fund. The code of ethics permits persons subject to the code to invest in securities, including securities that may be purchased or held by an Underlying Fund, subject to a number of restrictions and controls. Compliance with the code of ethics is carefully monitored and enforced.

The code of ethics is included as an exhibit to the Fund’s registration statements filed with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. The code of ethics is available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549.

VOTING OF PROXIES

The Fund invests in Underlying Funds, which generally issue non-voting securities. Therefore, the Fund ordinarily does not receive proxies, and is not called upon to vote proxies. Where the Fund is called upon to vote proxies, the Adviser’s policy is to exercise proxy voting authority in a prudent and diligent manner and to make voting decisions on behalf of the Fund and its Unitholders, based on the Adviser’s reasonable judgment of what is the Fund’s best interest. The Adviser bases its decision on its analysis and judgment of the particular facts and circumstances in question.

Information regarding how the Fund voted proxies relating to securities of the Fund during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling____________; and (ii) on the SEC’s website at http://www.sec.gov.

CERTAIN TAX CONSIDERATIONS

The following is only a summary of certain additional federal income and tax considerations generally affecting the Fund and its U.S. Unitholders that are not described in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its Unitholders, and the discussion here and in the Fund’s prospectus is not intended as a substitute for careful tax planning. Unitholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued thereunder (the “Regulations”) as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

This summary also does not discuss all of the tax consequences that may be relevant to a particular Unitholder or to Unitholders that acquire Units in the Fund other than for cash. Certain classes of Unitholders (including insurance companies, tax-exempt organizations, employee stock ownership plans, financial institutions, brokers, dealers, subchapter S corporations, persons whose functional currency is not the U.S. dollar, persons that hold their Units as a hedge or otherwise have hedged (or will hedge) the risk of holding Units, persons that hold Units as part of (or in connection with) a “straddle,” “conversion” or other integrated transaction or persons who actually or constructively own 10 percent or more of certain equity securities or voting control of any company in which the Fund invests) may be subject to special rules not discussed below. Such Unitholders should consult with their own tax advisors as to the tax consequences of an investment in the Fund. In addition, the following discussion does not address the U.S. federal, state or local income tax consequences relevant to non-U.S. Unitholders. Non-U.S. Unitholders should consult with their own tax advisors as to the tax consequences of an investment in the Fund.

Notwithstanding anything to the contrary in the prospectus or this SAI, each Unitholder (and each employee, representative, or other agent of such Unitholder, as applicable) may disclose to any and all persons, without limitation of any kind, the U.S. federal and state tax treatment and tax structure of the transactions described herein or contemplated hereunder and all materials of any kind (including any opinions or other tax analyses) that are provided to the Unitholders relating to such tax treatment and tax structure. For this purpose, “tax structure” is limited to facts relevant to the U.S. federal and state tax treatment of the transaction and does not include information relating to the identity of the parties, their affiliates, agents or advisors.

Tax Treatment of the Fund’s Operations

Classification of the Fund. The Fund believes that, based on the Code and Regulations, as in effect on the date of this SAI, as well as under relevant authority interpreting the Code and Regulations, the Fund will be treated as a partnership for U.S. federal income tax purposes and not as an association taxable as a corporation. The Fund also believes that based upon, among other things, the restrictions on transferability of the Units in the Fund and the limitations on any right to have the Units repurchased by the Fund at the request of the Unitholder, the anticipated operations of the Fund and certain representations of the Adviser, the Units in the Fund will not be readily tradable on a secondary market (or the substantial equivalent of such a market) and, therefore, that the Fund will not be treated as a “publicly traded partnership” taxable as a corporation.

The opinions of the Fund are not binding on the IRS or the courts. If it were determined that the Fund should be treated as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes (as a result of, for example, a successful challenge to the opinions by the IRS, changes in the Code or the Regulations or judicial interpretations of the Code or the Regulations, a material adverse change in facts, or otherwise), the taxable income of the Fund would be subject to corporate income tax when recognized by the Fund; distributions of that income, other than in certain redemptions of Units, would be treated as dividend income when received by the Unitholders to the extent of the current or accumulated earnings and profits of the Fund; and Unitholders would not be entitled to report profits or losses realized by the Fund. One consequence would be a significant reduction in the after-tax return to the Unitholders. The balance of the discussion below is based on the assumption that the Fund will be treated as a partnership for U.S. federal income tax purposes. Unless otherwise indicated, references in the discussion to the tax consequences of the Fund’s investments, activities, income, gain and loss include the direct investments, activities, income, gain and loss of the Fund, and those indirectly attributable to the Fund as a result of it being an investor in an Underlying Fund.

As an entity taxed as a partnership, the Fund is not itself subject to U.S. federal income tax. The Fund files annual Fund information returns with the IRS that reports the results of its operations. Each Unitholder is required to report separately on the Unitholder’s income tax return the Unitholder’s distributive share of the Fund’s net long-term capital gain or loss, net short-term capital gain or loss and all other items of ordinary income or loss. Each Unitholder is taxed on the Unitholder’s distributive share of the Fund’s taxable income and gain regardless of whether the Unitholder has received or will receive a distribution from the Fund. A Unitholder may have taxable income for a taxable year for which it has incurred an economic loss with respect to the Units in the Fund.

Funds such as the Fund with 100 or more shareholders may elect to have a special set of rules and procedures apply that are intended to simplify the calculation and reporting of certain Fund items, and the handling of Fund audits. Among the items that would be affected by the election are the calculation of long-term capital gains and the tax treatment of expenses, if any, that are treated as itemized deductions by the Unitholders. If the Fund is eligible, the Adviser may elect to have such rules and procedures apply to the Fund if it believes that they may be beneficial to a majority of the Unitholders. Once the election is made, it cannot be revoked without the consent of the IRS. No assurance can be given that, if the election is made, the anticipated benefits will be realized. In addition, the election could in some cases have an adverse effect on the Unitholders.

Allocation of Profits and Losses. Under the Declaration of Trust, the Fund’s net capital appreciation or net capital depreciation for each accounting period of the Fund is allocated among the Unitholders and to their capital accounts without regard to the amount of income or loss recognized by the Fund for U.S. federal income tax purposes. The Declaration of Trust provides that items of income, deduction, gain, loss or credit recognized by the Fund for each fiscal year generally are to be allocated for income tax purposes among the Unitholders pursuant to the Regulations, based upon amounts of the Fund’s net capital appreciation or net capital depreciation allocated to each Unitholder’s capital account for the current and prior fiscal years.

Under the Declaration of Trust, the Fund has the discretion to allocate specially an amount of the Fund’s capital gain (including short-term capital gain) or capital loss for U.S. federal income tax purposes to a withdrawing Unitholder to the extent that the Unitholder’s capital account exceeds or is less than, as the case may be, his, her or its U.S. federal income tax basis in his, her or its Units, or such Unitholder’s U.S. federal income tax basis exceeds his, her or its capital account. No assurance can be given that, if the Fund makes such a special allocation, the IRS will accept the allocation. If the allocation is successfully challenged by the IRS, the Fund’s tax items allocable to the remaining Unitholders would be affected.

Tax Elections; Returns; Tax Audits. The Code provides for optional adjustments to the basis of Fund property upon distributions of Fund property to a partner and transfers of Fund Units (including by reason of death) if a partnership election has been made under Section 754 of the Code. Under the Declaration of Trust, the Adviser, in its sole discretion, may cause the Fund to make such an election. Any such election, once made, cannot be revoked without the consent of the IRS. The effect of any such election may depend upon whether any Underlying Fund also makes such an election. As a result of the complexity and added expense of the tax accounting required to implement an election, the Adviser currently does not intend to make an election.

The Adviser decides how to report the Fund items on the Fund’s tax returns, and all Unitholders are required under the Code to treat the items consistently on their own returns, unless they file a statement with the IRS disclosing the inconsistency. In light of the uncertainty and complexity of certain applicable U.S. tax laws, the IRS may not agree with the manner in which the Fund’s items have been reported. In the event the income tax returns of the Fund are audited by the IRS, the tax treatment of the Fund’s income and deductions generally will be determined at the Fund level in a single proceeding rather than by individual audits of the Unitholders. The Adviser is the Fund’s “Tax Matters Partner” and in that capacity has the authority to bind certain Unitholders to settlement agreements and the right on behalf of all Unitholders to extend the statute of limitations relating to the Unitholders’ tax liabilities with respect to Fund items.

Distributions and Partial and Total Withdrawals from the Fund

In general, no gain or loss will be recognized by a Unitholder on distributions, if any, from the Fund. However, gain will be recognized by each Unitholder on the Fund’s distributions of money, to the extent that the amount of money distributed exceeds the adjusted basis of its Units in the Fund immediately before the distribution. This gain has the same character as would gain realized by a Unitholder upon a sale or exchange of its Units in the Fund (discussed below). Distribution of “marketable securities,” as defined in Section 731 of the Code, under certain circumstances will be treated as money for these purposes. An exception from such treatment applies to distributions from certain securities investment partnership and the Adviser will endeavor, consistent with the Fund’s overall business objections, to have the Fund qualify for such exception.

If a Unitholder receives a distribution of money or other property from the Fund and such money or other property is treated as received in exchange for the Unitholder’s interest in the “unrealized receivables” or “substantially appreciated inventory items” of the Fund (including “unrealized receivables” and “substantially appreciated inventory items” of any partnership in which the Fund invests), the Unitholder (and the Fund, under certain circumstances) could be required to recognize gain. Similarly, a Unitholder (and possibly the Fund) could be required to recognize ordinary income upon a distribution of “unrealized receivables” or “substantially appreciated inventory items” from the Fund, if such distribution is treated as received in exchange for the Unitholder’s interest in other property of the Fund. The Adviser does not expect that the Fund will own significant amounts of “unrealized receivables” or “substantially appreciated inventory items.”

As discussed above, the LLC Agreement provides that the Fund may specially allocate items of Fund capital gain (including short-term capital gain) or capital loss to a withdrawing Unitholder to the extent its liquidating distribution would otherwise exceed or be less than, as the case may be, its adjusted tax basis in its Units. Such a special allocation or capital gain may result in the withdrawing Unitholder recognizing capital gain, which may include short-term gain, in the Unitholder’s last taxable year in the Fund, thereby reducing the amount of long-term capital gain recognized during the taxable year in which it receives its liquidating distribution upon withdrawal. Such a special allocation of loss may result in the withdrawing recognizing Unitholder capital loss, which may include long-term capital loss, in the Unitholders’ last taxable year in the Fund, thereby reducing the amount of short-term capital loss recognized during the tax year in which it receives its liquidating distribution upon withdrawal.

Sale of Units. If a Unitholder has all or any portion of its Units repurchased, the Unitholder will be required to recognize gain or loss in the amount of the difference between the amount realized on the repurchase and the tax basis of its Units or the portion of its Units repurchased Any gain or loss realized upon a repurchase of Units will be treated as capital gain or loss unless the gain is attributable to Units in passive foreign investment companies in which the Fund does not make an election to be taxed currently and in any controlled foreign corporation in which the Fund is treated as a “United States Unitholder,” and “unrealized receivables” or “substantially appreciated inventory items,” in which case all or a portion of the gain attributed to such items will be treated as ordinary income.

The repurchase of 50% or more of the total Units in the Fund’s capital and profits within any 12-month period (other than withdrawals) could result in a termination of the Fund for U.S. federal income tax purposes. In that event, the Fund would be treated as having contributed all its assets to a new partnership and distributed Units in such new partnership to the Unitholders in proportion to their Units in the Fund. The termination would also close the Fund’s taxable year, so that each Unitholder’s distributive share for the short year ending on the date of the Fund’s termination would be included in its taxable year during which the termination takes place. This could result in the “bunching” of the Fund’s income in a Unitholder’s individual return for its fiscal year in which the termination occurs, if the Unitholder’s fiscal year differs from that of the Fund.  The closing of the Fund’s taxable year will also occur with respect to any Unitholder who has all of its Units redeemed.

Tax Treatment of Fund Investments

In General. The Adviser expects that the Fund and the Underlying Funds will act as traders or investors, and not as dealers, with respect to their respective securities transactions. A trader and an investor are persons who buy and sell securities for their own accounts, whereas a dealer is a person who purchases securities for resale to customers rather than for investment or speculation. As noted above, unless otherwise indicated, references in the discussion to the tax consequences of the Fund’s investments, activities, income, gain and loss include the direct investments, activities, income, gain and loss of the Fund, and those indirectly attributable to the Fund as a result of it being an investor in an Underlying Fund.

Gains and losses realized by a trader or an investor on the sale of securities are capital gains and losses. The Adviser thus expects that its gains and losses from its securities transactions and the gains and losses from the Underlying Funds typically will be capital gains and capital losses. These capital gains and losses may be long-term or short-term depending, in general, upon the length of time the Fund maintains a particular investment position and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. Special rules, however, apply to the characterization of capital gain realized with respect to certain regulated futures contracts, non-U.S. currency forward contracts and certain options contracts that qualify as (or qualify for treatment as) “Section 1256 Contracts,” which are described below. The application of certain rules relating to short sales, to so-called “straddle” and “wash sale” transactions and to certain non-U.S. regulated contracts and options contracts may serve to alter the manner in which the Fund’s or an Underlying Fund’s holding period for a security is determined or may otherwise affect the characterization as short-term or long-term, and also the timing of the realization, of certain gains or losses. Moreover, the straddle rules and short sale rules may require the capitalization of certain related expenses of the Fund or an Underlying Fund.

The Fund may acquire a Derivative position with respect to other Underlying Funds, which may be treated as constructive ownership of the other Underlying Fund. A constructive ownership transaction includes holding a long position under a notional principal contract or entering into a forward or futures contract with respect to certain financial assets, or both holding a call option and granting a put option with respect to certain financial assets when the options have substantially equal strike prices and contemporaneous maturity dates. If the Fund has long-term capital gain from a “constructive ownership transaction,” the amount of the gain that may be treated as long-term capital gain by the Fund is limited to the amount that the Fund would have recognized if it had been holding the financial asset directly, rather than through a constructive ownership transaction, with any gain in excess of this amount being treated as ordinary income. In addition, an interest charge is imposed with respect to any amount recharacterized as ordinary income on the underpayment of tax for each year that the constructive ownership was open.

The Fund may realize ordinary income from dividends with respect to shares of stock and accruals of interest on debt obligations. Certain of such dividends may qualify for the 15% maximum tax rate for qualified dividend income applicable to individuals, estates and trusts. The Fund or an Underlying Fund may hold debt obligations with “original issue discount,” in which case, the Fund would be required to include amounts in taxable income on a current basis even though receipt of those amounts may occur in a subsequent year. The Fund or Underlying Fund may also acquire debt obligations with “market discount.” Upon disposition of such an obligation, the Fund generally would be required to treat gain realized as interest income to the extent of the market discount, or its share of such market discount in the case of an obligation held by an Underlying Fund, that accrued during the period the debt obligation was held by the Fund or an Underlying Fund. The Fund may realize ordinary income or loss with respect to its or an Underlying Fund’s investments in Funds engaged in a trade or business. Income or loss from transactions involving certain Derivatives, such as the periodic payments from swap transactions, will also generally constitute ordinary income or loss. In addition, amounts, if any, payable by the Fund or an Underlying Fund in connection with equity swaps, interest rate swaps, caps, floors and collars likely would be considered “miscellaneous itemized deductions” which, for a noncorporate Unitholder, may be subject to restrictions on their deductibility.

Gain recognized by the Fund or an Underlying Fund from certain “conversion transactions” will be treated as ordinary income. In such a transaction, substantially all of the taxpayer’s return is attributable to the time value of the net investment in the transaction. Included among conversion transactions specified in the Code and the Regulations are: (1) the holding of any property (whether or not actively traded) and entering into a contract to sell the property (or substantially identical property) at a price determined in accordance with the contract, but only if the property was acquired and the contract was entered into on a substantially contemporaneous basis, (2) certain straddles, (3) generally any other transaction that is marketed or sold on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain, or (4) any other transaction specified in Regulations.

Unitholders may be treated as owning positions held by the Fund, including positions held by the Fund through different investment advisory agreements or Underlying Funds. Those positions, and other positions held by a Unitholder, may be treated as positions in a straddle as described below under the caption “Effect of Straddle Rules on Unitholders’ Securities Positions.”

Currency Fluctuations. To the extent that its investments are made in securities denominated in a non-U.S. currency, gain or loss realized by the Fund (directly or through an Underlying Fund) frequently will be affected by the fluctuation in the value of such non-U.S. currencies relative to the value of the dollar. Gains or losses with respect to the Fund’s investments in common stock of non-U.S. issuers will generally be taxed as capital gains or losses at the time of the disposition of the stock, subject to certain exceptions specified in the Code. In particular, gains and losses of the Fund on the acquisition and disposition of non-U.S. currency (for example, the purchase of non-U.S. currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. In addition, gains or losses on disposition of debt securities denominated in a non-U.S. currency to the extent attributable to fluctuation in the value of the non-U.S. currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a non-U.S. currency and the time the Fund collects the receivables or pays the liabilities may be treated as ordinary income or ordinary loss.

The Fund or an Underlying Fund may acquire non-U.S. currency forward contracts, enter into non-U.S. currency futures contracts and acquire put and call options on non-U.S. currencies. If the Fund or an Underlying Fund acquires currency futures contracts or option contracts, including those that are Section 1256 Contracts, or any currency forward contracts, however, any gain or loss realized by the Fund with respect to the instruments will be ordinary, unless (1) the contract is a capital asset in the hands of the Fund or an Underlying Fund and is not a part of a straddle transaction and (2) an election is made (by the close of the day on which the transaction is entered) to treat the gain or loss attributable to the contract as capital gain or loss. If those conditions are met, gain or loss recognized on the contract will be treated as capital gain or loss; if the contract is a Section 1256 Contract, Section 1256 of the Code will govern the character of any gain or loss recognized on the contract.

Section 1256 Contracts. The Code generally applies a “mark to market” system of taxing unrealized gains and losses on, and otherwise provides for special rules of taxation with respect to, Section 1256 Contracts. A Section 1256 Contract includes certain regulated futures contracts, certain non-U.S. currency forward contracts, and certain options contracts. Section 1256 Contracts held by the Fund or an Underlying Fund at the end of a taxable year of the Fund or an Underlying Fund will be treated for U.S. federal income tax purposes as if they were sold by the Fund or an Underlying Fund at their fair market value on the last business day of the taxable year. The net gain or loss, if any, resulting from these deemed sales (known as “marking to market”), together with any gain or loss resulting from any actual sales of Section 1256 Contracts (or other termination of the Fund’s obligations under the Contract), must be taken into account by the Fund in computing its taxable income for the year. If a Section 1256 Contract held by the Fund or an Underlying Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on the sale will be adjusted to reflect the gain or loss previously taken into account under the mark to market rules.

Capital gains and losses from Section 1256 Contracts generally are characterized as short-term capital gains or losses to the extent of 40% of the gains or losses and as long-term capital gains or losses to the extent of 60% of the gains and losses. Gains and losses from certain non-U.S. currency transactions, however, will be treated as ordinary income and losses unless certain conditions described under “Currency Fluctuations,” above, are met. These gains and losses will be taxed under the general rules described above. If an individual taxpayer incurs a net capital loss for a year, the portion of the loss, if any, which consists of a net loss on Section 1256 Contracts may, at the election of the taxpayer, be carried back three years. A loss carried back to a year by an individual may be deducted only to the extent (1) the loss does not exceed the net gain on Section 1256 Contracts for the year and (2) the allowance of the carry back does not increase or produce a net operating loss for the year.

A “securities futures contract” is not treated as a Section 1256 Contract, except when it meets the definitions of a “dealer securities futures contract.” A “securities futures contract” is any security future as defined in Section 3(a)(55)(A) of the Securities Exchange Act of 1934, as amended, which generally provides that a securities futures contract is a contract of sale for future delivery of a single security or a narrow-based security index. The Code provides that any gain or loss from the sale or exchange of a securities futures contract (other than a “dealer securities futures contract”) is considered as gain or loss from the sale or exchange of property that has the same character as the property to which the contract relates. As a result, if the underlying security would be a capital asset in the taxpayer’s hands, then gain or loss on the securities futures contract would be capital gain or loss. In general, capital gain or loss from the sale or exchange of a securities futures contract to sell property (that is, the short side of such a contract) will be treated as short-term capital gain or loss.

Any “dealer securities futures contract” is treated as a Section 1256 Contract. A “dealer securities futures contract” is a securities futures contract, or an option to enter into such a contract, that (1) is entered into by a dealer (or, in the case of an option, is purchased or granted by the dealer) in the normal course of its trade or business activity of dealing in the contracts and (2) is traded on a qualified board of trade or exchange.

Mixed Straddle Election. The Code allows a taxpayer to elect to offset gains and losses from positions that are part of a “mixed straddle.” A “mixed straddle” is any straddle in which one or more but not all positions are Section 1256 Contracts. Under certain Temporary Regulations, the Fund (and any Underlying Fund) may be eligible to elect to establish one or more mixed straddle accounts for certain of its mixed straddle trading positions. The mixed straddle account rules require a daily marking to market of all open positions in the account and a daily netting of gains and losses from positions in the account. At the end of a taxable year, the annual net gains or losses from the mixed straddle account are recognized for tax purposes. The application of the Temporary Regulations’ mixed straddle account rules is not entirely clear, so no assurance can be given that a mixed straddle account election by the Fund or the Underlying Fund will be accepted by the IRS.

Short Sales. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Fund’s or an Underlying Fund’s hands. Except with respect to certain situations in which the property used to close a short sale has a long term holding period on the date on which the short sale is entered into, gains on short sales generally will be short-term capital gains. A loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund or an Underlying Fund for more than one year. Certain Regulations may suspend the running of the holding period of “substantially identical property” held by the Fund or an Underlying Fund.

Gain or loss on a short sale will generally not be realized until the time at which the short sale is closed. If the Fund or an Underlying Fund holds a short sale position with respect to stock, certain debt obligations or Fund Units that have appreciated in value and then acquires property that is the same as or substantially identical to the property sold short, however, the Fund or an Underlying Fund generally will recognize gain on the date it acquires the property as if the short sale was closed on that date with the property. If the Fund or an Underlying Fund holds an appreciated financial position with respect to stock, certain debt obligations, or Fund Units and then enters into a short sale with respect to the same or substantially identical property, the Fund or an Underlying Fund generally will recognize gain as if the appreciated financial position was sold at its fair market value on the date the Fund or an Underlying Fund enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if the position was acquired on the date of the constructive sale.

Effect of Straddle Rules on Unitholders’ Securities Positions. The IRS may treat certain positions in securities held, directly or indirectly, by a Unitholder and his, her or its indirect Unit in similar securities held by the Fund or an Underlying Fund as “straddles” for U.S. federal income tax purposes. The application of the “straddle” rules in such a case could affect a Unitholder’s holding period for the securities involved and may defer the recognition of losses with respect to the securities. The Fund will not generally be in a position to furnish to Unitholders information regarding the securities positions of Underlying Funds that would permit a Unitholder to determine whether his, her or its positions in securities also held by Underlying Funds should be treated as offsetting positions for purposes of the straddle rules.

Limitation on Deductibility of Interest and Short Sale Expenses. The Code limits the ability of noncorporate taxpayers to deduct “investment interest,” which is interest on indebtedness and any amount allowable as a deduction in connection with property used in a short sale, that is properly allocable to property held for investment. Investment interest is not deductible in the current year to the extent that it exceeds the taxpayer’s “net investment income,” consisting of net gain and ordinary income derived from investments in the current year less certain directly connected expenses (other than interest or short sale expenses treated as interest). For this purpose, any long-term capital gain is excluded from net investment income unless the taxpayer elects to pay tax on the amount at ordinary income tax rates.

The Fund’s or an Underlying Fund’s activities will be treated as giving rise to investment income for a Unitholder, and the investment interest limitation would apply to a noncorporate Unitholder’s share of the interest and short sale expenses attributable to the Fund’s operation. In such case, a noncorporate Unitholder would be denied a deduction for all or part of that portion of his, her or its distributive share of the Fund’s ordinary losses attributable to interest and short sale expenses unless he, she or it had sufficient investment income from all sources including the Fund. A Unitholder that could not deduct interest or short sale expenses currently as a result of the application of the provisions described above would be entitled to carry forward such expenses to future years, subject to the same limitation. The investment interest limitation would also apply to interest paid by a noncorporate Unitholder on money borrowed to finance his, her or its investment in the Fund. Potential investors should consult their own tax advisors with respect to the application of the investment Unit limitation to their particular tax situations.

Deductibility of Fund Investment Expenditures by Noncorporate Unitholders. Investment expenses including, for example, investment advisory fees of an individual, trust or estate are generally deductible only to the extent they exceed 2% of adjusted gross income. In addition, the Code restricts the ability of an individual with an adjusted gross income in excess of a specified amount to deduct these investment expenses. Under the Code, investment expenses in excess of

2% of adjusted gross income may only be deducted to the extent the excess expenses (along with certain other itemized deductions) exceed the lesser of (1) 3% of the excess of the individual’s adjusted gross income over the specified amount; or (2) 80% of the amount of certain itemized deductions otherwise allowable for the taxable year. Moreover, these investment expenses are miscellaneous itemized deductions that are not deductible by a noncorporate taxpayer in calculating its alternative minimum tax liability.

Under certain Temporary Regulations, the limitations on deductibility should not apply to a noncorporate Unitholder’s share of the trade or business expenses of the Fund. These limitations will apply, however, to a noncorporate Unitholder’s share of the investment expenses of the Fund (including the fee payable to the Adviser, and any fee payable to an Investment Manager, to the extent these expenses are allocable to an Underlying Fund that is not in a trade or business within the meaning of the Code or to the investment activity of the Fund). The Fund intends to treat its expenses attributable to an Underlying Fund that it determines is engaged in a trade or business within the meaning of the Code or to the trading activity of the Fund as not being subject to these limitations, although no assurance can be given that the IRS will agree with the treatment.

The consequences of the Code’s limitations on the deductibility of investment expenditures will vary depending upon the particular tax situation of each taxpayer. For that reason, noncorporate Unitholders should consult their tax advisors with respect to the application of these limitations to their situation.

Application of Rules for Income and Losses from Passive Activities. The Code restricts the deductibility of losses from a “passive activity” against certain income that is not derived from a passive activity. This restriction applies to individuals, personal service corporations and certain closely held corporations. Under certain Temporary Regulations, income or loss from the Fund’s securities investment and trading activity generally will not constitute income or loss from a passive activity. Passive losses from other sources generally could not be deducted against a non-managing Unitholder’s share of such income and gain from the Fund. Income or loss attributable to the Fund’s investment in a Fund engaged in a non-securities trade or business may, however, constitute passive activity income or loss.

“Phantom Income” from Fund Investments. Under various “anti-deferral” provisions of the Code (the “passive foreign investment company,” “controlled foreign corporation” and “foreign personal holding company” provisions), investments, if any, by the Fund in certain foreign corporations may cause a Unitholder to (1) recognize taxable income prior to the Fund’s receipt of distributable proceeds, (2) pay an interest charge on receipts that are deemed as having been deferred, or (3) recognize ordinary income that, but for the “anti-deferral” provisions, would have been treated as capital gain.

Non-U.S. Taxes

Certain dividends and interest directly or indirectly received by the Fund from sources outside the U.S. may be subject to non-U.S. withholding taxes. In addition, the Fund or an Underlying Fund may be subject to non-U.S. capital gains taxes to the extent they purchase and sell securities of non-U.S. issuers. Tax treaties between certain countries and the United States may reduce or eliminate such non-U.S. taxes. The Fund cannot predict in advance the rate of non-U.S. tax it will directly or indirectly pay, as the amount of the Fund’s assets to be invested in various countries is not known at this time.

The Unitholders will be informed by the Fund as to their proportionate share of the non-U.S. taxes paid by the Fund or an Underlying Fund that they will be required to include in their income. The Unitholders generally will be entitled to claim either a credit (subject to various limitations on foreign tax credits) or, if they itemize their deductions, a deduction (subject to the limitations generally applicable to deductions) for their share of such non-U.S. taxes in computing their U.S. federal income taxes. A tax-exempt Unitholder will not ordinarily benefit from such credit or deduction.

Unrelated Business Taxable Income

An organization that is exempt from U.S. federal income tax is generally not subject to such tax on its passive investment income, such as dividends, interest and capital gains, whether realized by the organization directly or indirectly through a Fund in which it is a partner. This type of income is exempt, subject to the discussion of “unrelated debt financed income” below, even if it is realized from securities trading activity that constitutes a trade or business.

This general exemption available to an exempt organization from U.S. federal income tax does not apply to the “unrelated business taxable income” (“UBTI”) of such an organization. Except as noted above with respect to certain categories of exempt trading activity, UBTI generally includes income or gain derived (either directly or through partnerships) from a trade or business, the conduct of which is substantially unrelated to the exercise or performance of the organization’s exempt purpose or function.

UBTI includes not only trade or business income or gain as described above, but also “unrelated debt-financed income.” This latter type of income generally consists of (1) income derived by an exempt organization (directly or through a Fund) from income-producing property with respect to which there is “acquisition indebtedness” at any time during the taxable year; and (2) gains derived by an exempt organization (directly or through a Fund) from the disposition of property with respect to which there is acquisition indebtedness at any time during the twelve-month period ending with the date of the disposition.

The Fund may incur “acquisition indebtedness” with respect to certain of its transactions, such as the purchase of securities on margin. Based upon a published ruling issued by the IRS that indicates that income and gain with respect to short sales of publicly traded stock does not constitute income from debt financed property for purposes of computing UBTI, the Fund will treat its short sales of securities as not involving “acquisition indebtedness” and not resulting in UBTI. Moreover, income realized from option writing and futures contract transactions generally would not constitute UBTI. To the extent the Fund recognizes income in the form of dividends and interest from securities with respect to which there is “acquisition indebtedness” during a taxable year, the percentage of the income that will be treated as UBTI generally will be equal to the amount of the income times a fraction, the numerator of which is the “average acquisition indebtedness” incurred with respect to the securities, and the denominator of which is the “average amount of the adjusted basis” of the securities during the taxable year.

To the extent the Fund recognizes gain from securities with respect to which there is “acquisition indebtedness” at any time during the twelve-month period ending with the date of their disposition, the portion of the gain that will be treated as UBTI will be equal to the amount of the gain times a fraction, the numerator of which is the highest amount of the “acquisition indebtedness” with respect to the securities, and the denominator of which is the “average amount of the adjusted basis” of the securities during the taxable year. In determining the unrelated debt-financed income of the Fund, an allocable portion of deductions directly connected with the Fund’s debt-financed property will be taken into account. In making such a determination, for instance, a portion of losses from debt-financed securities (determined in the manner described above for evaluating the portion of any gain that would be treated as UBTI) would offset gains treated as UBTI.

The calculation of the Fund’s “unrelated debt-financed income” will be complex and will depend on the amount of leverage used by the Fund from time to time, the amount of leverage used by Underlying Funds, and other UBTI generated by those Funds. As a result of this complexity, the Fund cannot predict the percentage of its income and gains that will be treated as UBTI for a Unitholder that is an exempt organization. An exempt organization’s share of the income or gains of the Fund that is treated as UBTI may not be offset by losses of the exempt organization either from the Fund or otherwise, unless the losses are treated as attributable to an unrelated trade or business (such as, for example, losses from securities for which acquisition indebtedness is incurred), among other things.

To the extent that the Fund generates UBTI, the applicable U.S. federal tax rate for an exempt Unitholder generally would be either the corporate or trust tax rate depending upon the nature of the particular exempt Unitholder. An exempt organization may be required to support, to the satisfaction of the IRS, the method used to calculate its UBTI. The Fund will report to a Unitholder that is an exempt organization information as to the portion of its income and gains from the Fund for each year that will be treated as UBTI. The calculation of UBTI with respect to transactions entered into by the Fund is highly complex, and for that reason, no assurance can be given that the Fund’s calculation of UBTI will be accepted by the IRS.

In general, if UBTI is allocated to an exempt organization such as a qualified retirement plan or a private foundation, the portion of the Fund’s income and gains that is not treated as UBTI will continue to be exempt from tax, as will the organization’s income and gains from other investments that are not treated as UBTI. The possibility of realizing UBTI from its investment in the Fund generally should not, as a result, affect the tax-exempt status of an exempt organization. However, a charitable remainder trust will not be exempt from U.S. federal income tax under the Code for any year in which it has UBTI. In view of the potential for UBTI, the Fund is not likely to be a suitable investment for a charitable remainder trust. A title-holding company will not be exempt from tax if it has certain types of UBTI. Moreover, the charitable contribution deduction for a trust under the Code may be limited for any year in which the trust has UBTI. A prospective investor should consult its tax advisor with respect to the tax consequences of receiving UBTI from the Fund.

Certain Matters Relating to Specific Exempt Organizations

Private Foundations. Private foundations and their managers are subject to U.S. federal excise taxes if they invest “any amount in such a manner as to jeopardize the carrying out of any of the foundation’s exempt purposes.” This rule requires a foundation manager, in making an investment, to exercise “ordinary business care and prudence” under the facts and circumstances prevailing at the time of making the investment, in providing for the short-term and long-term needs of the foundation to carry out its exempt purposes. The factors that a foundation manager may take into account in assessing an investment include the expected rate of return (both income and capital appreciation), the risks of rising and falling price levels, and the need for diversification within the foundation’s portfolio.

Tax-exempt organizations that are private foundations, with certain exceptions, are subject to a 2% U.S. federal excise tax on their “net investment income.” The rate of the excise tax for any taxable year may be reduced to 1% if a private foundation meets certain distribution requirements for the taxable year. A private foundation will be required to make payments of estimated tax with respect to this excise tax. To avoid the imposition of an excise tax, a private foundation may be required to distribute on an annual basis its “distributable amount,” which includes, among other things, the private foundation’s “minimum investment return,” defined as 5% of the excess of the fair market value of its nonfunctionally related assets (assets not used or held for use in carrying out the foundation’s exempt purposes), over certain indebtedness incurred by the foundation in connection with those assets. A private foundation’s investment in the Fund would most likely be classified as a nonfunctionally related asset. A determination that an interest in the Fund is a nonfunctionally related asset could cause cash flow problems for a prospective Unitholder that is a private foundation; as such an organization could be required to make distributions in an amount determined by reference to unrealized appreciation in the value of its Units. This requirement would, however, be less burdensome to a private foundation to the extent that the value of its interest is not significant in relation to the value of other assets it holds.

In some instances, an investment in the Fund by a private foundation may be prohibited by the “excess business holdings” provisions of the Code. If a private foundation (either directly or together with a “disqualified person”), for example, acquires more than 20% of the capital interest or profits interest of the Fund, the private foundation may be considered to have “excess business holdings.” In such a case, the foundation may be required to divest itself of its Units in the Fund in order to avoid the imposition of an excise tax. The excise tax will not apply, however, if at least 95% of the gross income from the Fund is “passive” within the applicable provisions of the Code and the Regulations. The Adviser believes that the Fund will likely meet the 95% gross income test, although the Adviser can give no absolute assurance with respect to the matter.

Qualified Retirement Plans. Employee benefit plans subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), individual retirement accounts (“IRAs”) and Keogh plans should consult their counsel as to the U.S. tax implications of investing in the Fund.

New Tax Shelter Disclosure Regulations

Recently issued Regulations and revenue procedures set forth the circumstances under which certain transactions must be disclosed in a disclosure statement attached to a taxpayer’s U.S. federal income tax return (a copy of such statement must also be sent to the IRS Office of Tax Shelter Analysis). In addition, these Regulations impose a requirement on certain “material advisors” to maintain a list of persons participating in such transactions, which list must be furnished to the IRS upon written request. These Regulations can apply in situations not conventionally considered to involve “tax shelters.” Consequently, it is possible that such disclosure could be required by any or all of the Fund, an Underlying Fund or the Unitholders (1) if the Fund or an Underlying Fund incurs a foreign currency loss on certain foreign currency transactions or a loss with respect to a position that formed part of a straddle (in each case, in excess of a certain monetary threshold and computed without regard to offsetting gains or other income) or (2) if a Unitholder or the Fund incurs a loss upon a disposition of, or withdrawal from, the Fund or an Underlying Fund, respectively, in each case in excess of a certain monetary threshold, or (3) in the event that the Fund’s or an Underlying Fund’s activities result in certain book/tax differences or (4) possibly in other circumstances. Furthermore, the Fund’s material advisers could be required to maintain a list of persons investing in the Fund pursuant to these Regulations and the IRS could inspect such list upon request.

Certain State and Local Taxation Matters

Prospective investors should consider, in addition to the U.S. federal income tax consequences described, potential state and local tax considerations in investing in the Fund. The Fund intends to conduct its activities so that it will not be subject to entity level taxation by any state or local jurisdiction. No assurance can be given, however, that the Fund will be able to achieve this goal.

State and local laws often differ from U.S. federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. A Unitholder’s distributive share of the taxable income or loss of the Fund generally will be required to be included in determining its reportable income for state and local tax purposes in the jurisdiction in which the Unitholder is a resident. An Underlying Fund may conduct business in a jurisdiction that will subject to tax a Unitholder’s share of the Fund’s income from that business. A prospective Unitholder should consult his, her or its tax advisor with respect to the availability of a credit for such tax in the jurisdiction in which the Unitholder is a resident.

ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to assets of an employee benefit plan subject to ERISA (an “ERISA Plan”), or a plan or other arrangement such as an IRA or Keogh plan subject to Section 4975 of the Code (together with ERISA Plans, “Plans”) should consider, among other things, the matters described below in determining whether to cause the Plan to invest in the Fund.

ERISA imposes general and specific responsibilities on persons who are “fiduciaries” for purposes of ERISA with respect to an ERISA Plan, including prudence, diversification, prohibited transaction and other standards. In determining whether a particular investment is appropriate for an ERISA Plan, a fiduciary of an ERISA Plan must comply with rules adopted by the U.S. Department of Labor (the “DOL”), which administers the fiduciary provisions of ERISA. Under those rules, the fiduciary of an ERISA Plan must: (1) give appropriate consideration to, among other things, the role that the investment plays in the Plan’s portfolio, taking into account whether the investment is designed reasonably to further the Plan’s purposes; (2) examine the risk and return factors associated with the investment; (3) assess the portfolio’s composition with regard to diversification, as well as the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the Plan; (4) evaluate income tax consequences of the investment and the projected return of the total portfolio relative to the Plan’s funding objectives; and (5) consider limitations imposed by ERISA on the fiduciary’s ability to delegate fiduciary responsibilities to other parties.

Before investing the assets of an ERISA Plan in the Fund, a fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in the DOL’s regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for its ERISA Plan, and whether the assets of the Plan would be sufficiently diversified if the investment is made. If a fiduciary of an ERISA Plan breaches his, her or its responsibilities with regard to selecting an investment or an investment course of action for the Plan, the fiduciary may be held personally liable for losses incurred by the Plan as a result of the breach.

Regulations promulgated by the DOL provide that, because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of ERISA Plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. As a result, (1) neither the Managers, Sub-Managers, or the Adviser will be fiduciaries with respect to those Plans within the meaning of ERISA, such that these parties will not be subject to ERISA’s fiduciary standards described above in their activities and (2) transactions involving the assets and investments of the Fund, the

Alpha Engine, Buffer Account, and the Beta Exposure will not be subject to the provisions of ERISA or Section 4975 of the Code, which might otherwise constrain the management of these entities. The Adviser will require an ERISA Plan proposing to invest in the Fund to represent: that it, and any fiduciaries responsible for its investments, are aware of and understand the Fund’s investment objective, policies and strategies; and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA.

Certain prospective Plan investors may currently maintain relationships with the Adviser or the Adviser or with other entities that are affiliated with the Adviser or the Adviser. Each of the Adviser or the Adviser and their affiliates may be deemed to be a party in interest or disqualified person (as defined in ERISA and the Code, respectively) to and/or a fiduciary of any Plan to which it provides investment management, investment advisory or other services. ERISA and the Code prohibit Plan assets to be used for the benefit of a party in interest and also prohibit a Plan fiduciary from using its position to cause the Plan to make an investment from which it or certain third parties in which the fiduciary has an interest would receive a fee or other consideration. Plan investors should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the Code. A fiduciary of a Plan investing in the Fund will be required to represent: that the decision to invest in the Fund was made by it as a fiduciary that is independent of the Adviser or the Adviser, and their affiliates; that it is duly authorized to make such investment decision; and it has not relied on any individualized advice or recommendation of the Adviser, the Adviser, or their affiliates, as a primary basis for the decision to invest in the Fund and that its investment in the Fund will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Code.

The provisions of ERISA and Section 4975 of the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion contained in this prospectus, is, of necessity, general and may be affected by future publication of DOL regulations and rulings. Potential Plan investors should consult with their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Units.

VALUATION OF ASSETS

Fund will compute its net asset value based on the market close as of the last business day of each month, based on the market or net asset value of the combined assets of the Fund and other times at the Board’s discretion. The net asset value of the Fund will equal the value of the assets of the Fund less all of its liabilities, including accrued fees and expenses. It is expected that the assets of the Fund will consist primarily of the Fund’s interest in the Underlying Funds, the Beta Exposure and the Buffer Account. In computing its net asset value, the Fund will value its interest in the Underlying Funds and Sub-Funds at the net asset value provided by the Underlying Fund or Sub-Fund to the Fund.

The Fund’s Board has approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund or from a third party if the Fund’s interest were redeemed or sold at the time of valuation, based on information available at the time the valuation is made and that the Fund reasonably believes to be reliable. In accordance with these procedures, fair value ordinarily will be the value determined for each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported by the Underlying Fund at the time of such valuation to the Fund or the Administrator. The pricing provided by the Underlying Funds will ordinarily be confirmed by the Administrator and reviewed by the Adviser. The Fund may not have an Underlying Fund’s reported valuation as of a particular valuation date-for example, in the event that an Underlying Fund does not report a value to the Fund on a timely basis. In such cases, the Fund would determine the fair value of such an Underlying Fund based on any relevant information available at the time the Fund values its portfolio, including the most recent value reported by the Underlying Fund. Any values reported as estimated or final values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Fund’s valuation date.

When investing in any Underlying Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund. As a general matter, such review will include a determination of whether the Underlying Fund utilizes market values when available, and otherwise utilizes principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund for valuing its own investments. Although the procedures approved by the Fund’s Board provide that the Adviser will review the valuations provided by Managers, neither the Adviser nor the Fund’s Board will be able to confirm independently the accuracy of valuation calculations provided by the Managers.

The Fund’s valuation procedures require the Fund and the Adviser to consider relevant information available at the time that the Fund values its portfolio. The Adviser and the Fund’s Board will consider such information, and may conclude in certain circumstances that the information provided by the Manager does not represent the fair value of the Fund’s interests in the Underlying Fund. Although redemptions of interests in Underlying Funds are subject to advance notice requirements, Underlying Funds will typically make available net asset value information to their investors which represents the price at which, even in the absence of redemption activity, the Underlying Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Underlying Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Fund’s Board, in the absence of specific transaction activity in interests in a particular Underlying Fund, the Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Consistent with industry practice, the Fund may not always apply a discount in cases where there was no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the net asset value of the Underlying Fund. Any such decision would be made in good faith, and subject to the review and supervision of the Fund’s Board.

The valuations reported by the Underlying Funds’ administrators or the Managers, upon which the Fund’s Administrator calculates net asset values, may be subject to later adjustment by the Managers or Underlying Funds’ administrators, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Underlying Funds are audited by those funds’ independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Any material adjustments in the valuations of the Underlying Funds will be reflected in the Fund’s net asset values for the relevant periods and may be reflected in the proceeds that a Unitholder would receive upon the repurchase of Units, or the purchase price paid at the time of the initial investment or additional subscription.

The procedures approved by the Fund’s Board provide that, where deemed appropriate by the Adviser and/or the Board and consistent with the 1940 Act, investments in Underlying Funds may be valued at cost. Cost would be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund’s investment will be revalued in a manner that the Adviser, in accordance with procedures approved by the Fund’s Board, determines in good faith best reflects approximate market value. The Fund’s Board will be responsible for ensuring that the valuation policies utilized by the Adviser are fair to the Fund and consistent with applicable regulatory guidelines.

To the extent the Adviser invests the assets of the Fund in securities or other instruments that are not investments in Underlying Funds, the Fund will generally value such assets as described below. [Domestic exchange-traded securities and NASDAQ-listed securities will be valued at their last sales prices as reported on the exchanges where such securities are traded. If no sales prices are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by the appropriate exchange, dealer or pricing service. Securities traded on a foreign securities exchange will generally be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by the appropriate exchange, dealer or pricing service.] Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s net asset value per share less any applicable redemption fee. [Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities.] If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith in accordance with procedures approved by the Fund’s Board.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for an asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Adviser and/or the Fund’s Board will reevaluate its fair value methodology to determine what, if any, adjustments should be made to the methodology.

Debt securities will be valued in accordance with the Fund’s valuation procedures, which generally provide for using a third-party pricing system, agent or dealer selected by the Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. The Fund’s Board will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Fund’s Board to represent fair value.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Fund’s Board.

The Adviser acts as investment adviser to other clients that may invest in securities for which no public market price exists. The Adviser or other parties responsible for valuing such securities may use other methods of valuation in these contexts that may result in differences in the value ascribed to the same security owned by the Fund and other clients. Consequently, the fees charged to the Fund and other clients may be different, since the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration.

Expenses of the Fund, including the Adviser’s management fees and the [costs of any borrowings], are accrued on a monthly basis on the day that the net asset value is calculated and taken into account for the purpose of determining the net asset value.

Prospective Unitholders should be aware that situations involving uncertainties as to the value of Fund positions could have an adverse effect on the net asset value of the Fund if the judgments of the Fund’s Board, the Adviser, Managers, or Sub-Managers should prove incorrect. Also, Managers and Sub-Managers will only provide determinations of the net asset value of Underlying Funds or Sub-Funds on a periodic basis, typically monthly. Consequently, it may not be possible to determine the net asset value of the Fund more frequently.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

___________________________ serves as the independent registered public accounting firm of the Fund.  Its principal business address is _______________________________.

LEGAL COUNSEL

Bernstein Shur Sawyer & Nelson serves as the Legal Counsel of the Fund. Its principal business address is 100 Middle Street, Portland, Maine 04101.

CUSTODIAN

__________________(the “Custodian”) serves as the custodian of the Fund’s assets, and may maintain custody of assets with domestic and non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies). Assets of an Underlying Fund are not held by the Adviser or commingled with the assets of other accounts except to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is___________________________________.

SUMMARY OF DECLARATION OF TRUST

The following is a summary description of additional items and of select provisions of the Declaration of Trust that are not described elsewhere in this SAI or in the Prospectus. The description of such items and provisions is not definitive and reference should be made to the complete text of the form of Declaration of Trust contained in Appendix B to the Prospectus.

Liability of Unitholders. Under Delaware law and the Declaration of Trust, a Unitholder will not be liable for the debts, obligations or liabilities of the Fund solely by reason of being a Unitholder, except that the Unitholder may be obligated to make capital contributions to the Fund pursuant to the Declaration of Trust to repay any funds wrongfully distributed to the Unitholder. The Trustees have no power to bind any Unitholder personally or to call upon any Unitholder for the payment of any sum of money or assessment whatsoever other than such as the Unitholder may from time to time personally agree to pay pursuant to the terms of the Declaration of Trust or by way of subscription for Units or otherwise.

Duty of Care. The Declaration of Trust provides that neither the Trustees nor, if applicable, the Adviser (including certain of its affiliates, among others) shall be liable to the Fund or any of its Unitholders for any loss or damage occasioned by any act or omission in the performance of their respective services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees by the Fund, but not by the Unitholders individually, against any liability and expense to which any of them may be liable which arises in connection with the performance of their activities on behalf of the Fund. A Trustee will not be personally liable to any Unitholder for the repayment of any balance in such Unitholder’s capital account or for contributions by such Unitholder to the capital of the Fund or by reason of any change in the federal or state income tax laws applicable to the Fund or its Unitholders. The rights of indemnification and exculpation provided under the Declaration of Trust do not provide for indemnification of a Trustee for any liability, including liability under federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

Power Of Attorney. By purchasing Units and by signing the Fund’s Declaration of Trust (which each Unitholder will do by virtue of signing the Unitholder certification form attached to the Prospectus as Appendix A), each Unitholder will appoint the officers of the Fund and each of the Trustees his or her attorney-in-fact for purposes of filing required certificates and documents relating to the formation and continuance of the Fund under Delaware law or signing all instruments effecting authorized changes in the Fund or the Fund’s Declaration of Trust and conveyances and other instruments deemed necessary to effect the dissolution or termination of the Fund.

The power of attorney granted in the Declaration of Trust is a special power-of-attorney coupled with an interest in favor of the officers of the Fund and each of the Trustees  and as such is irrevocable and continues in effect until all of such Unitholder’s Units have been withdrawn pursuant to a repurchase or redemption of the Units or a transfer to one or more transferees that have been approved by the Board for admission to the Fund as substitute Unitholders.

Term, Dissolution and Liquidation.

The Fund shall continue without limitation of time but subject to the following provisions.  The Board may without Unitholder approval (unless such approval is required by the 1940 Act) dissolve or reorganize the Fund in any manner or fashion not inconsistent with applicable law, including, without limitation:

•   Sell and convey all or substantially all of the assets of the Fund to another trust, partnership, limited liability company, association or corporation, or to a separate series or class of shares thereof, organized under the laws of any state or jurisdiction, for adequate consideration which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Fund and which may include shares of beneficial interest, stock or other ownership interests of such trust, partnership, limited liability company, association or corporation or of a series thereof; or

•   At any time sell and convert into money all of the assets of the Fund.

Following a sale or conversion in accordance with the foregoing, and upon making reasonable provision, in the determination of the Board, for the payment of all liabilities of the Fund as required by applicable law, by such assumption or otherwise, the Unitholders involved in such sale or conversion shall be entitled to receive, when and as declared by the Board, the excess of the assets belonging to Fund over the liabilities belonging to the Fund.  The assets so distributable to the Unitholders shall be distributed among such Unitholders in proportion to the number of Units held by them and recorded on the books of the Fund.

Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in sub-section above, the Fund shall terminate and the Board shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties with respect to the Fund shall be cancelled and discharged.

Voting. Each Unitholder has the right to cast a number of votes equal to the number of Units held by such Unitholder at a meeting of Unitholders called by the Board. The Unitholders shall have power to vote only:  (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act (including Section 16(a) thereof); (b) with respect to any contract entered into pursuant to Article V of the Declaration of Trust to the extent required by the 1940 Act; (c) with respect to termination of the Fund to the extent required by applicable law; and (d) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-laws, or as the Board may consider necessary or desirable.

Except for the exercise of their voting privileges, Unitholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Reports to Unitholders. The Fund will furnish to Unitholders as soon as practicable after the end of each taxable year such information as is necessary for such Unitholders to complete federal and state income tax or information returns, along with any other tax information required by law. It is unlikely that the Fund will be able to provide final Schedules K-1 to Unitholders for any given fiscal year until significantly after April 15 of the following year. The Board will endeavor to provide Unitholders with estimates of the taxable income or loss allocated to their investment in the Fund on or before such date, but final Schedules K-1 will not be available until later than April 15. Unitholders will be required to obtain extensions of the filing date for their income tax returns at the Federal, state and local level.  The Fund will send a semi-annual and an audited annual report to Unitholders within 60 days after the close of the period for which it is being made, or as otherwise required by the 1940 Act. Quarterly reports from the Adviser regarding an Underlying Fund’s operations during each fiscal quarter will also be sent to Unitholders.

Fiscal Year. For accounting purposes, the Fund’s fiscal year is the 12-month period ending on December 31st. However, in certain circumstances the Fund may be required to adopt a taxable year ending on another date.

FUND ADVERTISING AND SALES MATERIAL

Advertisements and sales literature relating to the Fund and reports to Unitholders may include quotations of investment performance. In these materials, the Fund’s performance will normally be portrayed as the net return to an investor in the Fund during each month or quarter of the period for which investment performance is being shown. Cumulative performance and year-to-date performance computed by aggregating quarterly or monthly return data may also be used. Investment returns will be reported on a net basis, after all fees and expenses. Other methods may also be used to portray the Fund’s investment performance. The Fund’s investment performance will vary from time to time, and past results are not necessarily representative of future results.

Comparative performance information, as well as any published ratings, rankings and analyses, reports and articles discussing the Fund, may also be used to advertise or market the Fund, including data and materials prepared by recognized sources of such information. Such information may include comparisons of the Fund’s investment performance to the performance of recognized market indices, risk measurement criteria and other information related to the portfolio’s performance. Comparisons may also be made to economic and financial trends and data that may be useful for investors to consider in determining whether to invest in the Fund.

FINANCIAL STATEMENTS

The Fund will issue financial statements on an annual basis, prepared in accordance with generally accepted accounting Principles.

FSI Low Beta Absolute Return Fund, TEI (the “Trust”)

PART C

OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

(1)Financial Statements:

Not Applicable.

(2) Exhibits:

(2)(a) Trust Instrument-filed herewith Agreement and Declaration of Trust

(2)(b)	By-Laws-filed herewith By-Laws

(2)(c)	Not Applicable.

(2)(d)	See Item 25(2)(a).

(2)(e)	Not Applicable.

(2)(f)	Not Applicable.

(2)(g) Form of Investment Management Agreement between Financial Solutions, Inc. and
Registrant-to be filed.
(2)(h)	Not Applicable.

(2)(i)	Not Applicable.

(2)(j)	Form of Custodian Agreement between ______________and Registrant-to be filed.

(2)(k) Form of Administration Agreement between ______________ and Registrant-to be filed.

(2)(l)	Not Applicable.

(2)(m)	Not Applicable.

(2)(n)	Not Applicable.

(2)(o)	Not Applicable.

(2)(p)	Not Applicable.

(2)(q)	Not Applicable.

(2)(r)(1) Code of Ethics of Registrant-to be filed.
(2)(r)(2) Code of Ethics of Financial Solutions, Inc.-to be filed.

ITEM 26. MARKETING ARRANGEMENTS

Not Applicable.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION
All figures are estimates:
Accounting fees and expenses	$______________________________
Legal fees and expenses
Printing and engraving
Miscellaneous
Total	$______________________________

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

After completion of the private offering of interests, Registrant expects that no person will be directly or indirectly under common control with Registrant, except that Registrant may be deemed to be controlled by Financial Solutions, Inc., the Registrant's investment adviser, an Oklahoma corporation which is controlled by Gary Gould.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

Not Applicable.

ITEM 30. INDEMNIFICATION

Section 9.2 of the Registrant’s Agreement and Declaration of Trust states:

The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each a “Covered Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable attorneys’ and accountants’ fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he or she may be involved or with which he or she may be threatened, while as a Covered Person or thereafter, by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Trust or its Unitholders to which such Covered Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of such Covered Person’s office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”).  Expenses, including attorneys’ and accountants’ fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF ADVISER

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each managing director, executive officer, managing member or partner of the Adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is set forth in Registrant's Statement of Additional Information in the section entitled “Adviser.”

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

     The Administrator maintains certain required accounting-related and financial books and records of Registrant at _______________________.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. UNDERTAKINGS

1. Not applicable.

2. Not applicable.

3. Not applicable.

4. The Registrant undertakes:

     a. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

         (1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

         (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

         (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

     b. That, for purposes of determining liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

     c. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

5. Not applicable.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of _______________ and the State of ____________________ on the 11th day of August, 2011.

_____/s/ Gary W. Gould_______

Trustee, Chief Executive Officer, Treasurer, Secretary and Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated.

_____/s/ Gary W. Gould_______

Trustee, Chief Executive Officer, Treasurer, Secretary and Chief Compliance Officer

_8/11/2011__

Date

Exhibit Index

Exhibit Number	Exhibit:

EX-99.A2	Registrant’s Agreement and Declaration of Trust Agreement and Declaration of Trust

EX-99.B	Registrant’s By-Laws By-Laws